                                                    Registration Nos. 333-109499
                                                                       811-09007

       As filed with the Securities and Exchange Commission on May 2, 2005

                                   ----------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.     [ ]   [ ]

     Post-Effective Amendment No.    [2]   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                  [10]   [X]

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL VA-R
                           (Exact Name of Registrant)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               (Name of Depositor)

                                830 Third Avenue
                            New York, New York 10022
         (Address of Depositor's Principal Executive Offices) (Zip Code)

       (Depositor's Telephone Number, including Area Code) (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 2, 2005 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in The United States Life Insurance Separate Account USL VA-R under variable annuity contracts

                 PLATINUM INVESTOR(R) IMMEDIATE VARIABLE ANNUITY
          Single Premium Immediate Variable Annuity Contract issued by
        The United States Life Insurance Company in the City of New York
                      through its Separate Account USL VA-R

                      This prospectus is dated May 2, 2005

This prospectus describes information you should know before you purchase a Platinum Investor Immediate Variable Annuity (the "Platinum Investor Annuity"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Platinum Investor Annuity is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and The United States Life Insurance Company in the City of New York ("USL") where you agree to make one Premium Payment to USL and USL agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The USL declared fixed interest account (the "Fixed Account") is the fixed investment option for the Contract. USL's Separate Account USL VA-R (the "Separate Account") provides access to investment in the Contract's variable investment options. Currently, the Contract's variable investment options each purchase shares of a corresponding Fund of:

..    AIM Variable Insurance Funds ("AIM V.I.")
..    The Alger American Fund ("Alger American")
..    American Century Variable Portfolios, Inc. ("American Century VP")
..    American Century Variable Portfolios II, Inc. ("American Century VP II")
..    Credit Suisse Trust ("Credit Suisse Trust")
..    Dreyfus Investment Portfolios ("Dreyfus IP")
..    Dreyfus Variable Investment Fund ("Dreyfus VIF")
..    Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
..    Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
     VIP")
..    Janus Aspen Series ("Janus Aspen")
..    J.P. Morgan Series Trust II ("JPMorgan ST II")
..    MFS(R) Variable Insurance Trust(SM) ("MFS(R) VIT")
..    Neuberger Berman Advisors Management Trust ("Neuberger Berman AMT")
..    Oppenheimer Variable Account Funds ("Oppenheimer")
..    PIMCO Variable Insurance Trust ("PIMCO VIT")
..    Putnam Variable Trust ("Putnam VT")
..    SunAmerica Series Trust ("SunAmerica ST")
..    The Universal Institutional Funds, Inc. ("UIF")
..    VALIC Company I ("VALIC Co. I")
..    Van Kampen Life Investment Trust ("Van Kampen LIT")
..    Vanguard(R) Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 10 for a complete list of the variable investment options and the respective advisors and sub-advisors of the corresponding Funds. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you that we have made available to you.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

DEFINITIONS.................................................................................................5
SUMMARY OF THE CONTRACT.....................................................................................7
    Purpose of the Platinum Investor Annuity Contract.......................................................7
    Types of Contracts......................................................................................7
    Purchase of the Contract................................................................................7
    The Investment Options..................................................................................7
            Variable Investment Options.....................................................................7
            Fixed Account...................................................................................8
    Expenses................................................................................................8
            Mortality and Expense Risk Charge...............................................................8
            Administrative Charge...........................................................................8
            Premium Tax Charge..............................................................................8
            Sales Charge....................................................................................8
            Withdrawal Charge...............................................................................8
            Contract Fee....................................................................................8
            Fund Expenses...................................................................................8
    Right to Cancel the Contract............................................................................8
    Withdrawals.............................................................................................9
    Income Payments.........................................................................................9
FEE TABLES..................................................................................................9
CONDENSED FINANCIAL INFORMATION............................................................................10
INVESTMENT OPTIONS.........................................................................................10
    Variable Investment Options............................................................................10
            Separate Account USL VA-R......................................................................10
            Divisions......................................................................................11
            Voting Privileges..............................................................................13
    Fixed Account..........................................................................................13
PARTIES INVOLVED IN THE CONTRACT...........................................................................14
    Contract Owner.........................................................................................14
            Ownership Rights Between the Contract Date and the Income Start Date...........................14
            Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death..............15
            Joint Ownership................................................................................15
            Changes........................................................................................15
    Annuitant and Joint Annuitant..........................................................................16
    Payee..................................................................................................16
    Beneficiary and Contingent Beneficiary.................................................................16
THE CONTRACT AND HOW IT WORKS..............................................................................17
    General Description....................................................................................17
    Purchasing a Contract..................................................................................17
    Allocation of Premium Payment..........................................................................18
    Right to Cancel........................................................................................18
    Key Contract Dates.....................................................................................19
            Contract Date..................................................................................19
            Annuity Starting Date..........................................................................19
            Income Start Date..............................................................................19
            Modal Time Period..............................................................................19
            Income End Date................................................................................19
    Income Payments........................................................................................19
    Access to your Money...................................................................................19
    Rights Reserved by the Company.........................................................................19
TRANSFERS..................................................................................................20
    Transfers Among Investment Options.....................................................................20
    How Transfers among Variable Investment Options are effected...........................................20
    Effective Date of Transfers Among Variable Investment Options..........................................21
    Automatic Rebalancing..................................................................................21
    Market Timing..........................................................................................21

    Fund-rejected transfers................................................................................22
EXPENSES...................................................................................................22
    Mortality and Expense Risk Charge......................................................................22
    Administrative Charge..................................................................................22
    Contract Fee...........................................................................................23
    Sales Charge...........................................................................................23
    Withdrawal Charge......................................................................................23
    Premium Taxes..........................................................................................23
    Transfer Fee...........................................................................................23
    Fund Expenses..........................................................................................23
    General................................................................................................24
INCOME PAYMENTS............................................................................................24
    Generally..............................................................................................24
            Fixed Income Payments..........................................................................24
            Variable Income Payments.......................................................................24
            Combination Fixed and Variable Income Payments.................................................24
    Income Start Date......................................................................................24
    Frequency and Amount of Income Payments................................................................24
            Modal Time Period..............................................................................25
    Semi-Annual Benefit Leveling...........................................................................25
            Semi-Annual Benefit Leveling Procedures........................................................25
    Payout Options.........................................................................................26
            Option 1 - Lifetime Income.....................................................................26
            Option 2 - Lifetime Income With Certain Period.................................................26
            Option 3 - Joint and Survivor Lifetime Income..................................................26
            Option 4 - Joint and Survivor Lifetime Income With Certain Period..............................26
            Option 5 - Certain Period......................................................................26
    Annuity Income Units...................................................................................27
    Determination of the Initial Variable Income Payment...................................................27
    Additional Items that may Impact Income Payments.......................................................27
            Impact of Annuitant's Age on Income Payments...................................................27
            Impact of Annuitant's Gender on Income Payments................................................28
            Impact of Length of Payment Periods on Income Payments.........................................28
    Determination of Subsequent Variable Income Payments...................................................28
    Assumed Investment Return..............................................................................28
ACCESS TO YOUR MONEY.......................................................................................28
    Generally..............................................................................................28
    Withdrawal Rights......................................................................................29
            Withdrawal Charge..............................................................................29
            Withdrawal Procedures..........................................................................29
            Withdrawal Limitations.........................................................................29
            Computing the Withdrawal Amount................................................................29
    Example of Withdrawal for a Certain Period Contract....................................................30
            Taxes on Withdrawals...........................................................................30
    Deferment of Payments..................................................................................30
DEATH BENEFIT..............................................................................................30
    Succession of Contract Ownership.......................................................................30
    Notification of Death..................................................................................31
    Death of the Contract Owner and/or Annuitant...........................................................31
    Designation of Beneficiary.............................................................................32
PERFORMANCE................................................................................................32
TAXES......................................................................................................33
    Introduction...........................................................................................33
    Annuity Contracts in General...........................................................................33
    Tax Treatment of Distributions - Qualified Contracts...................................................33
    Distributions In General...............................................................................34
            Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Withdrawal
              May Trigger a 10% Tax Penalty Unless an Exception Applies....................................34
            Individual Retirement Annuities ("IRA")........................................................35

            Rollovers......................................................................................35
    Tax Treatment of Distributions - Non-Qualified Contracts...............................................35
            General........................................................................................35
            Withdrawals....................................................................................35
            Withdrawal May Trigger an Additional 10% Tax Penalty Unless an Exception Applies...............36
    Non-Qualified Contracts Owned by Non-Natural Persons...................................................36
    Section 1035 Exchanges.................................................................................37
    Diversification and Investor Control...................................................................37
    Withholding............................................................................................37
OTHER INFORMATION..........................................................................................38
    The United States Life Insurance Company in the City of New York.......................................38
    Distribution of the Contract...........................................................................38
    Legal Proceedings......................................................................................39
FINANCIAL STATEMENTS.......................................................................................39
APPENDIX A.................................................................................................40
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............................................45

--------------------------------------------------------------------------------------------------------------------------------
CONTACT INFORMATION:  Here is how you can contact us about the Platinum Investor Annuity
--------------------------------------------------------------------------------------------------------------------------------
                   ADMINISTRATIVE CENTER:                      HOME OFFICE:                             PREMIUM PAYMENTS:
--------------------------------------------------------------------------------------------------------------------------------
(Express Delivery)               (U.S. Mail)                   The United States Life           (Express Delivery)
The United States Life           The United States Life        Insurance Company in the City    The United States Life Insurance
Insurance Company in the City    Insurance Company in the      of New York                      Company in the City of New York
of New York                      City of New York              830 Third Avenue                 c/o Southwest Bank of Texas
SPIA Operations 2-D1             SPIA Operations 2-D1          New York, New York 10022         Attn: Lockbox 4532
2727-A Allen Parkway             P. O. Box 3018                1-212-709-6000                   1801 Main Street
Houston, Texas 77019             Houston, Texas 77019-2116                                      Houston, Texas 77002
1-800-242-4079                                                                                  (U.S. Mail)
Fax: 1-713-620-3139                                                                             The United States Life Insurance
(Except Premium Payments)                                                                       Company in the City of New York
                                                                                                c/o Southwest Bank of Texas
                                                                                                Attn: Lockbox 4532
                                                                                                Houston, Texas 77210
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   DEFINITIONS
--------------------------------------------------------------------------------

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 2727-A Allen Parkway, 2-D1, Houston, Texas 77019, telephone: 1-800-242-4079.

Annuitant - The person whose life determines the duration of Income Payments involving life contingencies. The Annuitant is usually the Contract Owner, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Payout Options under the Contract permit a Joint Annuitant. In the event there is a Joint Annuitant then the main Annuitant is considered to be the "Primary Annuitant." Certain Qualified Contracts require the Annuitant and the Contract Owner to be the same person.

Annuity Starting Date - The latter of the Contract Date and the first day of the first Modal Time Period.

Annuity Income Unit - An accounting unit of measure used to calculate Income Payments.

Annuity Income Unit Value - The value of one Annuity Income Unit.

Assumed Investment Return - The Assumed Investment Return (or "AIR") is a factor used in calculating the initial and subsequent variable Income Payments.

Beneficiary - The person (or entity) selected by the Contract Owner to become the new Contract Owner in the event that the Contract Owner(s) and the Annuitant(s) die.

Company - The United States Life Insurance Company in the City of New York, 830 Third Avenue, New York, New York 10022. Unless otherwise noted, all references to "we" or "us" in this prospectus refers to the Company, USL.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) who controls all the rights and benefits under the Contract. Unless otherwise noted, all references to "you" or "your", in this prospectus, refer to the Contract Owner.

Contract Year - Each 12 month period beginning on the Contract Date.

Death Benefit - The amount payable, if any, after the Contract Owner and Annuitant die.

Division - Separate and distinct Divisions of the Separate Account to which underlying shares of a Fund are allocated. The performance of the selected Division(s) is used to determine the value of variable Income Payments.

Fixed Account - The portion of the Premium Payment allocated to USL's general account to provide for fixed Income Payments.

Income Payments - The series of periodic Income (annuity) Payments selected by the Contract Owner.

Income Start Date - The date on which Income Payments begin. You choose this date when you purchase the Contract. It cannot be later than 12 months after the Contract Date.

Modal Time Period - The period of time (mode) ending on the date that an Income Payment is made. For example, if you select monthly Income Payments, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made.

Non-Qualified Contract - An annuity purchased with dollars already subjected to taxation.

Payee - The person or party designated to receive Income Payments.

Payout Option - The manner in which the stream of Income Payment(s) is paid to the Payee.

Premium Payment - Money sent to us to purchase your Contract. Because the Contract is a single Premium Payment Contract, you are permitted to make only one Premium Payment to us. However, the Premium Payment may come to us from multiple sources. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Premium Tax - A tax or similar type fee charged by a state or municipality on your Premium Payment.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by an IRA.

Right to Cancel - Time period immediately following the Contract Date, when you may return your Contract to the Company. Your Contract or materials related to your Contract may use the terms "Right to Examine Period" or "Free Look Period" to describe the Right to Cancel.

SAI - Statement of Additional Information.

Semi-Annual Benefit Leveling - The adjustment to variable Income Payments to make Income Payments made during the following six months equal in amount.

USL - The United States Life Insurance Company in the City of New York.

Valuation Date or Valuation Day - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 3:00 p.m. Central time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

--------------------------------------------------------------------------------
                             SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------

This summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract itself. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Account." All page number references refer to pages in this prospectus unless otherwise stated. Currently immediate annuities are often referred to as "income annuities."

Purpose of the Platinum Investor Annuity Contract

The Contract described in this prospectus provides Income Payments to the Payee, based on:

     .    the life of the Annuitant(s);

     .    the life of the Annuitant(s) with a certain period of years; or

     .    for a certain period of years.

You may select from a number of Payout Options. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. You may choose Income Payments on a monthly, quarterly, semi-annual, or annual basis.

Types of Contracts

There are two types of Contracts, qualified and non-qualified. A Qualified Contract must be purchased with contributions rolled-over from a qualified plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA or Roth IRA. You may purchase a Non-Qualified Contract with money from any source other than a qualified source.

Purchase of the Contract

The minimum amount to purchase a Contract is $25,000. You cannot add to your Contract at a later date (it is a single Premium Payment Contract.). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior USL approval is required for any aggregated Premium Payment exceeding $1,000,000. In general, we will not issue a Contract with Annuitant(s) over age 90, but reserve the right to increase or decrease that age.

The Investment Options

Variable Investment Options. When you purchase the Contract, you may allocate your Premium Payment to our Separate Account to provide for variable Income Payments. Our Separate Account is divided into 62 Divisions, 51 of which are offered under the Contract. Each of the 51 Divisions constitutes a variable investment option, and invests exclusively in shares of a specific Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively the "Funds"). See page 11 of this prospectus for a list of the underlying Funds and their Investment Advisors.

The investment performance of each Division is linked to the investment performance of its corresponding underlying Fund. Assets in each of the Divisions belong to USL, but are accounted for separately from USL's other assets and can be used only to satisfy its obligations under the Contracts.

Allocating part or all of your Premium Payment to a Division means you have elected, at least in part, variable Income Payments. The amount of your variable Income Payments will increase or decrease depending on the investment performance of the Division(s) you selected. You bear the investment risk for amounts allocated to a Division.

Fixed Account. You can also allocate all or part of your premium to the Fixed Account and elect fixed Income Payments. With the Fixed Account, you will receive fixed Income Payments that will not fluctuate from the scheduled amount set forth in your Contract.

No transfers or withdrawals may be made out of the Fixed Account.

Expenses

USL deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" on page 22.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each variable investment option for mortality and expense risks.

Administrative Charge. We deduct a daily administrative charge from the assets of each variable investment option.

Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" in this prospectus for more information.

Sales Charge. We deduct a one time sales charge from your Premium Payment.

Withdrawal Charge. During the first eight Contract Years, we deduct a withdrawal charge for a full withdrawal under the Contract.

Contract Fee. We deduct a one time charge from your Premium Payment.

Fund Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Cancel the Contract

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract, or as required in your state. See "Right to Cancel" on page 18.

Withdrawals

Depending on the Payout Option you choose, you may be permitted to make a full withdrawal of monies from the variable investment options portion of your Contract. All full withdrawals are subject to a 1% (of the amount withdrawn) withdrawal charge during the first eight Contract Years. However, please keep in mind that the Contract is designed to meet long-term financial goals. The Contract is not suitable as a short-term investment.

Income Payments

Income Payments begin on the Income Start Date. Income Payments will be based on the Payout Option chosen at the time of application. Once selected on the application and received by our Administrative Center, the Payout Option may not be changed or modified. You can receive fixed or variable Income Payments or a combination of the two. Fixed Income Payments will not fluctuate from the scheduled amount set forth in your Contract. Variable Income Payments will change from Income Payment to Income Payment depending on the performance of the variable investment option(s) that you have chosen. With a combination of fixed and variable Income Payments, a portion of your Income Payments will not fluctuate from the scheduled amount set forth in your Contract, and a portion will fluctuate.

You can receive payments for life, for life with a certain period, or for a certain period only. You can also receive payments on a monthly, quarterly, semi-annual, or annual basis.

See "INCOME PAYMENTS" on page 24 for more detailed information. You may also wish to contact your tax or other financial advisor to determine the types of Income Payments that may be right for you.

--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and withdrawing money from the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw money from the Contract, or transfer amounts between investment options. State Premium Taxes may also be charged. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

--------------------------------------------------------------------------------
                   Maximum Contract Owner Transaction Expenses
--------------------------------------------------------------------------------
                Charge                               Maximum Amount
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a    4.0%
percentage of Premium Payment)
--------------------------------------------------------------------------------
Withdrawal Charge*                       1.0% of the amount withdrawn
--------------------------------------------------------------------------------
Contract Fee (one time)                  $100
--------------------------------------------------------------------------------
Transfer Fee                             $25 (There is no charge for the first
                                         12 transfers each Contract Year;
                                         thereafter, we reserve the right to
                                         charge a fee of $25 per transfer.)
--------------------------------------------------------------------------------

----------
     * The Withdrawal Charge applies for the first 8 Contract Years only. Only Payout Option 5 permits withdrawals.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average account value)
--------------------------------------------------------------------------------
                  Charge                     Current Amount     Maximum Amount
--------------------------------------------------------------------------------
Mortality and Expense Risk Charge                 0.40%              1.10%
--------------------------------------------------------------------------------
Administrative Charge                             0.15%              0.15%
--------------------------------------------------------------------------------
    Total Separate Account Annual Expenses        0.55%              1.25%
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that the Fund will charge periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2004. Current and future expenses for the Funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
         Annual Fund Fees and Expenses (as a percentage of average daily variable account value)
--------------------------------------------------------------------------------
                    Charge                          Maximum          Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (expenses
that are deducted from fund assets include
management fees, distribution (12b-1) fees,
and other expenses)/1/                               1.26%            0.24%
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

     /1/ Currently 13 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2006. The impact of contractual reimbursements or fee waivers is as follows:

         ------------------------------------------------------------
         Charge                                   Maximum    Minimum
         ------------------------------------------------------------
         Total Annual Fund Operating Expenses
         for all of the Funds After Contractual
         Reimbursement or Fee Waiver               1.26%      0.24%
         ------------------------------------------------------------


--------------------------------------------------------------------------------
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

There were no historical unit values as of the date of this prospectus.


--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Variable Investment Options

Separate Account USL VA-R. USL established Separate Account USL VA-R on August 8, 1997. The Separate Account has 62 Divisions, 51 of which are available under the Contracts offered by this prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of USL's general business, and the assets of the Separate Account belong to USL. Under New York law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that USL may conduct. These assets will be held exclusively to meet USL's obligations under this Contract and other variable annuity contracts issued through the Separate Account. Furthermore, USL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of USL.

Divisions. We divided the Separate Account into Divisions, each of which invests in shares of a corresponding underlying Fund. You may invest your Premium Payment in Divisions investing in the Funds listed in the following table. The name of each underlying Fund describes its type (for example, money market fund, growth fund, equity fund, etc.), except for the underlying Funds with footnotes next to their name. For these underlying Funds, whose name does not describe their type, we provide that information immediately following the table.

---------------------------------------------------------------------------------------------------------------------------------
                         Underlying Funds                                  Investment Advisor (sub-advisor, if applicable)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I Shares                 A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I Shares                       A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O Shares/1/        Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O Shares              Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                       American Century Investment Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP II Inflation Protection Fund                     American Century Investment Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Small Cap Growth Portfolio                       Credit Suisse Asset Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP MidCap Stock Portfolio - Initial Shares                   The Dreyfus Corporation
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Developing Leaders Portfolio - Initial Shares/2/         The Dreyfus Corporation
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial Shares                  The Dreyfus Corporation
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2/3/     Fidelity Management & Research Company (FMR Co., Inc.)
                                                                     (Fidelity International Investment Advisors)
                                                                     (Fidelity International Investment Advisors (U.K.) Limited)
                                                                     (Fidelity Investments Japan Limited)
                                                                     (Fidelity Investments Money Management, Inc.)
                                                                     (Fidelity Management & Research (Far East) Inc.)
                                                                     (Fidelity Management & Research (U.K.) Inc.)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2/4/         Fidelity Management & Research Company (FMR Co., Inc.)
                                                                     (Fidelity International Investment Advisors)
                                                                     (Fidelity International Investment Advisors (U.K.) Limited)
                                                                     (Fidelity Investments Japan Limited)
                                                                     (Fidelity Management & Research (Far East) Inc.)
                                                                     (Fidelity Management & Research (U.K.) Inc.)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2            Fidelity Management & Research Company (FMR Co., Inc.)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class 2                   Fidelity Management & Research Company (FMR Co., Inc.)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2                  Fidelity Management & Research Company (FMR Co., Inc.)
                                                                     (Fidelity International Investment Advisors)
                                                                     (Fidelity International Investment Advisors (U.K.) Limited)
                                                                     (Fidelity Investments Japan Limited)
                                                                     (Fidelity Management & Research (Far East) Inc.)
                                                                     (Fidelity Management & Research (U.K.) Inc.)
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Small Cap Value Securities Fund -    Franklin Advisory Services, LLC
Class 2
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin U.S. Government Fund - Class 2       Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund - Class 2/5/    Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign Securities Fund - Class 2   Templeton Investment Counsel, LLC
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      (Footnotes found on page 12)

---------------------------------------------------------------------------------------------------------------------------------
                         Underlying Funds                                  Investment Advisor (sub-advisor, if applicable)
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio - Service Shares          Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio - Service Shares                Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares              Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan ST II Mid Cap Value Portfolio                               J.P. Morgan Investment Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan ST II Small Company Portfolio                               J.P. Morgan Investment Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Capital Opportunities Series - Initial Class/6/           Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Emerging Growth Series - Initial Class                    Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series - Initial Class/7/                   Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research Series - Initial Class/8/                        Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                        Neuberger Berman Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Non-Service Shares/9/                 OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Non-Service Shares           OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Class/10/           Pacific Investment Management Company LLC
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class                Pacific Investment Management Company LLC
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Class              Pacific Investment Management Company LLC
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB                         Putnam Investment Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB                          Putnam Investment Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB            Putnam Investment Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica ST Aggressive Growth Portfolio - Class 1 Shares           AIG SunAmerica Asset Management Corp.
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica ST SunAmerica Balanced Portfolio - Class 1 Shares/11/     AIG SunAmerica Asset Management Corp.
---------------------------------------------------------------------------------------------------------------------------------
UIF Equity Growth Portfolio - Class I Shares                         Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
---------------------------------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I Shares                            Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
---------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I International Equities Fund                              VALIC* (AIG Global Investment Corp.)
---------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Mid Cap Index Fund                                       VALIC* (AIG Global Investment Corp.)
---------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Money Market I Fund                                      VALIC* (AIG SunAmerica Asset Management Corp.)
---------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Nasdaq-100(R) Index Fund                                 VALIC* (AIG Global Investment Corp.)
---------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Science & Technology Fund/12/                            VALIC* (T. Rowe Price Associates, Inc.)
---------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Small Cap Index Fund                                     VALIC* (AIG Global Investment Corp.)
---------------------------------------------------------------------------------------------------------------------------------
VALIC Co. I Stock Index Fund                                         VALIC* (AIG Global Investment Corp.)
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class I Shares          Van Kampen Asset Management
---------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF High Yield Bond Portfolio                               Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF REIT Index Portfolio                                    The Vanguard Group
---------------------------------------------------------------------------------------------------------------------------------

     /1/ The Fund type for Alger American Leveraged AllCap Portfolio - Class O Shares is equity growth.
     /2/ The Fund type for Dreyfus VIF Developing Leaders Portfolio - Initial Shares is small cap.
     /3/ The Fund type for Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2 is high return.
     /4/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 is capital appreciation.
     /5/  The Fund type for Franklin Templeton VIP Mutual Shares Securities Fund
          - Class 2 is capital appreciation.
     /6/ The Fund type for MFS(R) VIT Capital Opportunities Series - Initial Class is capital appreciation.
     /7/ The Fund type for MFS(R) VIT New Discovery Series - Initial Class is small cap growth.
     /8/ The Fund type for MFS(R) VIT Research Series - Initial Class is long-term growth.
     /9/ The Fund type for Oppenheimer Balanced Fund/VA - Non-Service Shares is total return.
     /10/ The Fund type for PIMCO VIT Real Return Portfolio - Administrative
          Class is maximum real return.
     /11/ The Fund type for SunAmerica ST SunAmerica Balanced Portfolio - Class
          1 Shares is capital appreciation.
     /12/ The Fund type for VALIC Co. I Science & Technology Fund is capital appreciation. This Fund is a sector fund.

          *    "VALIC" means The Variable Annuity Life Insurance Company.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

We have entered into various services agreements with most of the advisors or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Contract Owners' inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Contracts that are not described under "EXPENSES" on page 22.

We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO VIT") under which we receive fees of up to 0.15% of the daily market value of the assets invested in the underlying Fund, paid directly by PIMCO VIT for services we perform.

We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Contracts. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

Voting Privileges. We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your amount invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Contract Owners participating in that Fund through the Separate Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Contract Owner such materials, we will vote the shares as we determine in our sole discretion.

In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Contract Owners. USL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Fixed Account

Any portion of your net Premium Payment you allocate to the Fixed Account goes into our general account. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our Separate Account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

To the extent that you allocate premium or transfer amounts into the Fixed Account, we guarantee that the amount of the Income Payments you receive will be unaffected by investment performance.

No transfers to a variable investment option may be made from the Fixed Account under the Contract.

--------------------------------------------------------------------------------
                        PARTIES INVOLVED IN THE CONTRACT
--------------------------------------------------------------------------------

Several parties may play a role in the Contract. These include the Contract Owner, the Annuitant (and the Joint Annuitant, where applicable), the Beneficiary and the Payee.

Contract Owner

Unless otherwise provided, you have all rights under the Contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the Contract.

At the time of application, you designate/elect:

     .    an Annuitant, and if applicable, a Joint Annuitant;

     . the frequency of Income Payments, Payout Option, Assumed Investment Return, and Income Start Date;

     .    a Beneficiary, and if applicable, a contingent Beneficiary;

     .    a Payee and, if applicable, a contingent Payee;

     . the portion of the single Premium Payment used to purchase fixed Income Payments and/or variable Income Payments;

     .    the allocation among investment options; and

     . any optional Contract features such as Semi-Annual Benefit Leveling (see page 25) and/or Automatic Rebalancing (see page 21).

Ownership Rights Between the Contract Date and the Income Start Date. Between the date of issue and the Income Start Date, you have the right to:

     .    cancel the Contract during the free look period;

     .    change the Beneficiary and/or the contingent Beneficiary;

     . change allocations among investment options (subject to certain limitations);

     . depending on the Payout Option selected, you may elect to take a full withdrawal, subject to any restrictions described in this prospectus;

     .    elect or revoke a prior election of Semi-Annual Benefit Leveling; and

     . on Non-Qualified Contracts only: change Contract Owner, Joint Contract Owner and/or Payee.

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death. After the Income Start Date and prior to the Annuitant's death, you have the right to:

     . for Non-Qualified Contracts only: change the Contract Owner and/or Joint Contract Owner

     .    for Non-Qualified Contracts only: change the Payee;

     .    change the Beneficiary and/or the contingent Beneficiary;

     .    change allocations among investment options;

     . depending on the Payout Option selected, you may elect to take a full withdrawal, subject to any restrictions described in this prospectus;

     .    elect or discontinue Semi-Annual Benefit Leveling;

     .    elect or discontinue Automatic Rebalancing; and

     .    assign an interest in the Contract and future Income Payments.

Joint Ownership. Joint Contract Owners each own an undivided interest in the Contract. A joint Contract Owner may only be named in Non-Qualified Contracts.

Changes. All changes, except those to Semi-Annual Benefit Leveling, will take effect as of the time such changes are recorded by USL, whether or not the Contract Owner or Annuitant is living at the time of the recording. USL will not be liable for any payments made or actions taken by USL before recording the change.

USL may require that all changes be submitted in writing or in another form USL deems acceptable. USL may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. USL may also require that signatures be properly notarized under state law.

Any changes in the Contract Owner, Joint Contract Owner or Payee could have adverse tax consequences. You should consult a tax advisor before any changes are requested. USL is not responsible for the tax consequences of any ownership or Payee changes.

Annuitant and Joint Annuitant

The Annuitant's (and Joint Annuitant's, if applicable) life expectancy is used to determine the amount and duration of any Income Payments made under Payout Options involving life contingencies. The Annuitant (and joint Annuitant, if applicable) must be age 90 or younger at the time of Contract issuance, unless USL approves a request for an Annuitant or joint Annuitant of greater age. Once designated, the Annuitant and joint Annuitant, if applicable, cannot be changed. Joint Annuitants can be named only if permitted under the elected Payout Option. If Payout Option 5 is selected, Income Payments are determined without regard to an Annuitant.

For Contracts issued as IRAs, the Contract Owner and Annuitant must be the same person and this individual's entire interest in the Contract is nonforfeitable.

Payee

The Payee is the person or party that you designate to receive Income Payments. In most circumstances, the Payee will be you and/or the Annuitant. For Non-Qualified Contracts, you may name more than one Payee under the Contract. Multiple Payees will share Income Payments equally, unless you designate otherwise. If no Payee is designated on the application, then the Annuitant will be the Payee. If a Payee dies while receiving Income Payments, the Company will make any required Income Payments to you, or the Beneficiary, if no Contract Owner is living.

In no event will any Payee, who is not also the Contract Owner, have any ownership rights under the Contract.

Beneficiary and Contingent Beneficiary

The Beneficiary is the person who may receive benefits under the Contract if the Contract Owner, who is also the Annuitant (and the Joint Annuitant, if applicable) dies after the Annuity Start Date. See "Succession of Contract Ownership" on page 30 of this prospectus. You can name more than one Beneficiary. The Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable) the Beneficiary's rights will vest in the contingent Beneficiary. Contingent Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary or contingent Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable), all Beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.

--------------------------------------------------------------------------------
                          THE CONTRACT AND HOW IT WORKS
--------------------------------------------------------------------------------

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Platinum Investor Annuity Contract provides a stream of income in the form of Income Payments beginning on the Income Start Date you select. The Income Start Date must be within 12 months of the Contract Date. You may purchase the Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase the Contract by rolling over assets from an individual retirement annuity or account or from a qualified plan (a Qualified Contract). Currently immediate annuities are often referred to as "income annuities."

The Contract is called a variable annuity because you have the ability to allocate your money among variable investment options. Each variable investment option constitutes a Division of our Separate Account, investing in shares of a corresponding Fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Divisions, the amount of the variable Income Payments will depend on the investment performance of the corresponding underlying Funds, along with certain other factors. See "INCOME PAYMENTS" on page 24.

The Contract also has a fixed investment option, the Fixed Account that is part of our general account. Each Income Payment from the Fixed Account of your Contract will not fluctuate from the scheduled amount set forth in your Contract, unless amounts are later transferred from the variable investment options to the Fixed Account.

Under the Contract, you will have access to your investment only through Income Payments, or certain limited withdrawal provisions. The Contract should only be purchased by individuals who will not need access to their full Premium Payment in the immediate or short-term future.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with a Premium Payment. You may also transfer assets from an existing investment or insurance product. Such transfers might include a 1035 exchange, a transfer of accumulated funds from an IRA, Roth IRA or Qualified Contract or funds transferred from mutual fund accounts or other non-qualified accounts. The minimum Premium Payment is $25,000. No additional Premium Payments are permitted (although monies may be paid into the Contract from multiple sources). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior USL approval is required for, and certain restrictions may apply to, any aggregated Premium Payment that would exceed $1,000,000. For example, we reserve the right to allocate any Premium Payment exceeding $1,000,000 to the Money Market Portfolio for 15 days after we receive it. (In some states this period may be longer). See "Right to Return" below.

You must be of legal age (age of majority) in the state where the Contract is being purchased or a guardian must act on your behalf.

The method you use to purchase a Contract may have certain tax consequences. You should consult a tax advisor to determine the best strategy for your individual situation.

Allocation of Premium Payment

When we receive your properly completed application, we will apply the full amount of your net Premium Payment (Premium Payment minus taxes and one time charges) to the purchase of a Contract within two Valuation Days. We will consider your application properly completed when:

     1. you have provided all the information requested on the application form;

     2. we have received adequate proof of the Annuitant's date of birth (and the date of birth of any Joint Annuitant, if any); and

     3. we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

The Contract Owner determines the initial allocation of the net Premium Payment between the Fixed Account and the Divisions. The initial allocation is shown on the application for a Contract and will remain in effect until changed by written notice from the Contract Owner. Allocations to the fixed and variable investment options cannot be less than 5% per option and must be equal to 100%.

Over the lifetime of your Contract, you may allocate part or all of your net Premium Payment to no more than 30 Divisions. This limit includes those Divisions from which you have either transferred or withdrawn all of the amount previously allocated to such Divisions. For example, if you allocate 100% of your net Premium Payment to the Money Market Division, you have selected the Money Market Division as one of the 30 Divisions available to you. When you transfer the full amount out of the Money Market Division, it remains as one of the 30 Divisions available to you, even if you never again allocate any amount back into the Money Market Division.

Right to Cancel

If you change your mind about purchasing the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). To exercise your Right to Cancel your Contract, you must mail it directly to USL, or give it to the agent from whom you received it, within 10 days after you receive it. See page 4 of this prospectus for USL's contact information. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

You will receive back the current value of your Contract on the day we receive your request, less any previously deducted contract charges and Income Payments paid (in states where permitted). In certain states, we may be required to give you back your Premium Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Premium Payment, if it exceeds $1,000,000, to the Money Market Division for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. This reallocation will not count against the 12 free transfers that you are permitted to make each year. As with all variable investment options, you bear the risk associated with investment in the Money Market Division.

Key Contract Dates

During the life of your Contract there are certain significant dates that may impact certain features of your Contract.

     . Contract Date. The Contract Date is the day your Contract is issued and becomes effective. See "Allocation of Premium Payment" on page 18.

     . Annuity Starting Date. The Annuity Starting Date is a date used for certain Federal Income Tax purposes. The Annuity Starting Date is the later of the Contract Date and the first day of the Modal Time Period. For example, if the Contract Date is June 19 and the first day of the Modal Time Period is July 1 with monthly Income Payments beginning August 1, the Annuity Starting Date is July 1.

     . Income Start Date. The Income Start Date is the date on which Income Payments begin. You choose the Income Start Date when you purchase the Contract (and it cannot be changed). The Income Start Date cannot be later than 12 months after the Contract Date.

     . Modal Time Period. The Modal Time Period is the period of time between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, your next variable Income Payment (if applicable) is calculated based on the performance of the Divisions you have chosen, your selected Assumed Investment Return and certain other factors.

     . Income End Date. The Income End Date is the day on which your Income Payments are set to end.

Income Payments

See the "INCOME PAYMENTS" section of this prospectus on page 24.

Access to your Money

See the "ACCESS TO YOUR MONEY" section of this prospectus on page 28.

Rights Reserved by the Company

The Company reserves the following rights to:

     .    Reflect a change in the Separate Account or any Division thereunder;

     .    Create new separate accounts;

     . Operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

     . Transfer any assets in any Division in the Separate Account to another separate account;

     . Add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     . Make any new Divisions available to the Contract Owner on a basis to be determined by the Company;

     . Substitute for the shares held in any Division, the shares of another underlying fund or the shares of another investment company or any other investment permitted by law;

     . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

     .    Make any changes to comply with the rules of any Fund.


--------------------------------------------------------------------------------
                                    TRANSFERS
--------------------------------------------------------------------------------

Transfers Among Investment Options

The initial allocation of your net Premium Payment among investment options to provide variable and/or fixed Income Payments can be changed by transfers of values among the investment options made by written request. We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the Fixed Account to a variable investment option, but transfers can be made from the variable investment options to the Fixed Account or to other variable investment options. See "Allocation of Premium Payment" on page 18 of this prospectus for additional limitations on transfers.

How Transfers among Variable Investment Options are effected

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

The minimum amount that can be transferred is $50 worth of annuity income payments. The transfer request must clearly state which investment options are involved and the amount of the transfer.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected Divisions at their prices as of the end of the current Valuation Date. We will credit any Division you transfer the money to at the same time. The amount of the allocation in each Division will change with that Division's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your benefit amount allocated to each variable investment option under your Contract to correspond to your then current benefit allocation designation. Automatic rebalancing entails taking assets from the better performing Divisions and allocating them to the lesser performing Divisions. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses.

You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. You may request this feature at any time. Automatic rebalancing will occur as of the end of the Valuation Period that contains the date of the month your Contract was issued. For example, if your Contract is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Income Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     . dilution in the value of Fund shares underlying investment options of other Contract owners;

     .    interference with the efficient management of the Fund's portfolio;
          and

     .    increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract owner requests:

     . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

     . exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract owners the same.

In addition, Contract owners may incur a $25 charge for each transfer in excess of 12 each Contract Year.

Fund-rejected transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may reject a Contract owner's transfer request. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Income Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The annual maximum mortality and expense risk charge for the Contracts is 1.10%. Currently we charge a mortality and expense risk charge of 0.40%.

The mortality and expense risk charge compensates us for assuming the risk that we will have to make Income Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit. The Company assumes the risk of making all applicable monthly Income Payments regardless of how long Annuitants may live.

Administrative Charge

This charge is for administration and operations, such as allocating the premium and administering the Contracts. The maximum and current annual administrative charge for the Contracts is 0.15%. The Company incurs charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Contract Fee

When USL receives your Premium Payment, we will deduct any applicable Premium Tax and a one-time $100 Contract Fee. The Contract Fee compensates USL for the administrative costs of issuing the Contract.

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a Sales Charge. The value of your Premium Payment (or "net" Premium Payment), after the Sales Charge, other one time charges and Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable Income Payments. USL receives the Sales Charge to cover sales expenses, including commissions.

Withdrawal Charge

Unless a full withdrawal is exempt from the Withdrawal Charge (as discussed below), a Withdrawal Charge of 1% of the amount that you withdraw during the first eight Contract Years will apply to your Contract.

The Withdrawal Charge reimburses us for part of our expense for distributing the Contracts and is deducted from the total withdrawal amount requested.

The Withdrawal Charge will not apply to:

     .    any amounts paid out as fixed and/or variable Income Payments;

     . any amounts paid out upon the death of the Contract Owner or Annuitant; and

     .    any amounts withdrawn beginning in the ninth Contract Year.

Premium Taxes

We will deduct from your Premium Payment any Premium Tax imposed on us by the state or locality where you reside. The state of New York currently imposes no Premium Taxes on annuity Contracts.

Transfer Fee

We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Funds. The maximum and minimum Fund expenses are described in the fee table on page 10 of this prospectus.

General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.


--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

Generally

Beginning on the Income Start Date, the Payee will receive a stream of periodic Income Payments. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. Currently immediate annuities are often referred to as "income annuities."

Fixed Income Payments. Fixed Income Payments provide for a stream of income guaranteed by the Company that doesn't change (unless you later transfer money from the variable investment options to the Fixed Account) over the course of your lifetime or for the Certain Period (as scheduled in your Contract).

Variable Income Payments. Variable Income Payments provide for a stream of income that fluctuates based on the performance, adjusted by the Assumed Investment Return, of the variable investment options that you choose. You can transfer money among the Divisions that make up the variable investment options, subject to certain fees and restrictions.

Combination Fixed and Variable Income Payments. By allocating a portion of your money to the Fixed Account and the Separate Account, through the variable investment options, you receive Income Payments a portion of which is guaranteed to never change from what is scheduled in your Contract, and a portion of which fluctuates based on the performance adjusted by the Assumed Investment Return, of the variable investment options that you have chosen.

If you select variable or combination fixed and variable Income Payments options, your investment is subject to market fluctuation. The value of your Contract and the amount of each Income Payment you receive could increase or decrease.

Income Start Date

We call the date that your Income Payments begin the Income Start Date. At the time that you purchase the Contract, you select the Income Start Date. The Income Start Date must be within 12 months after the Contract Date and can start as early as two weeks after we receive your Premium Payment. If a state requires that Income Payments begin prior to such date, we must comply with those requirements.

Frequency and Amount of Income Payments

Income Payments are made based on the Payout Option and frequency selected. Income Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will USL make Income Payments less frequently than annually.

USL reserves the right to change the frequency of Income Payments if the amount of any Income Payment becomes less than $100. The Income Payment frequency will be changed to an interval that will result in Income Payments of at least $100.

Modal Time Period. The Modal Time Period is the period of time (or "mode") between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, the amount of your next Income Payment is calculated.

Semi-Annual Benefit Leveling

If the Contract Owner elects Semi-Annual Benefit Leveling, variable Income Payments will be adjusted to reflect the performance of the investment options once every six months, instead of with every Income Payment. Semi-Annual Benefit Leveling will only be permitted if you have selected variable Income Payments on a monthly basis.

Semi-Annual Benefit Leveling Procedures. If Semi-Annual Benefit Leveling is elected the number of Annuity Income Units necessary to make the Income Payments for the following six month period will be calculated. These Annuity Income Units will be redeemed from the Divisions and transferred to the Fixed Account. The current Semi-Annual Benefit Leveling interest rate will be used to calculate the guaranteed amount of level Income Payments for the following six month period.

The level Income Payment calculated for each subsequent six month Semi-Annual Benefit Leveling period could be higher or lower than the level Income Payment for the previous six month period.

Semi-Annual Benefit Leveling means that variable Income Payments will be divided once every six months into separate fixed Income Payments (each adjusted by the current Semi-Annual Benefit Leveling interest rate), to be paid to you over the next six months.

Once elected (with 5 or more business days' prior notice to USL), Semi-Annual Benefit Leveling will take effect as of the date of the next Income Payment. (Your Contract refers to this date as the "Semi-Annual Benefit Leveling start date.") Semi-Annual Benefit Leveling will automatically renew on each six month anniversary thereof. You can cancel Semi-Annual Benefit Leveling for the next six month period by notifying us within 5 or more business days' of the beginning of the next six month period. The process of calculating leveled variable Income Payments for Semi-Annual Benefit Leveling will take place during the last Modal Time Period prior to the start of each six month Semi-Annual Benefit Leveling period.

USL reserves the right to discontinue Semi-Annual Benefit Leveling at any time. If USL does discontinue this program, any Contract Owner receiving leveled variable Income Payments will continue to do so until the current six month Semi-Annual Benefit Leveling period is completed.

Unless you have selected Payout Option 5, no withdrawal from the Contract's variable investment options will be permitted during any six month Semi-Annual Benefit Leveling period.

Payout Options

The Contract currently offers the five Payout Options described below. We may make other Payout Options available subject to our discretion.

Contract Owners must elect a Payout Option. An application to purchase a Contract will be considered incomplete if a Payout Option has not been elected. Once elected, your chosen Payout Option cannot be changed.

The Payout Options currently available are:

Option 1 - Lifetime Income. Lifetime Income provides Income Payments for the Annuitant's life, and Income Payments cease upon the Annuitant's death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 2 - Lifetime Income With Certain Period. Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the Annuitant's life. If the Annuitant, who is also the Owner, dies before the end of the Certain Period, your beneficiaries will receive the remaining payment due during the Certain Period.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 3 - Joint and Survivor Lifetime Income. Joint and Survivor Lifetime Income provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life, and Income Payments cease upon later of the Annuitant's or Joint Annuitant's Death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 4 - Joint and Survivor Lifetime Income With Certain Period. Joint and Survivor Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life. If both the Annuitant and the Joint Annuitant die before the end of the Certain Period, your beneficiaries will receive the remaining payment due during the Certain Period.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 5 - Certain Period. Certain Period provides periodic Income Payments for the number of years you select on the application.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all of the variable Income Payment portion of the Contract as set forth in the "Withdrawals" provision on page 9. Withdrawals may be subject to a withdrawal charge.

Annuity Income Units

Upon applying your net Premium Payment, we calculate the number of Annuity Income Units associated with each Payout Option (for variable Income Payments) as determined by our currently used annuity rate factors. The Annuity Income Unit Value for each Division will vary from one Valuation Period to the next based on the investment experience of the assets in the Division and the deduction of certain Separate Account charges and expenses. The SAI contains a fuller explanation of how Annuity Income Units are valued.

The number of Annuity Income Units for each Division will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     .    If value is withdrawn from the Contract.

     . Upon the death of the primary Annuitant (in a joint Contract) after the certain period ends, if the Contract Owner selects a joint and survivor or contingent annuity option (either Option 4 or Option 3) with a lower percentage of payments elected for the survivor or Contingent Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Income Units.

Determination of the Initial Variable Income Payment

The following factors determine the amount of the first Income Payment:

     . the portion of the net Premium Payment allocated to provide variable Income Payments and the Assumed Investment Return;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the Payout Option selected;

     .    the frequency of Income Payments;

     .    the deduction of applicable Premium Taxes;

     .    the performance of your selected variable investment options; and

     .    the time period from the Contract Date to the Income Start Date.

Additional Items that may Impact Income Payments

Impact of Annuitant's Age on Income Payments. For either fixed or variable Income Payments involving life income (Options 1, 2, 3 or 4), the actual ages of the Annuitant and Joint Annuitant will affect the amount of each Income Payment. Since Income Payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Income Payment will be greater.

Impact of Annuitant's Gender on Income Payments. For either fixed or variable Income Payments involving life income (Options 1, 2, 3 or 4), the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Income Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Income Payments. The value of all Income Payments, both fixed and variable, will be greater for shorter certain periods than for longer certain periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Income Payments

During the Modal Time Period, we will recalculate the variable Income Payments to reflect the performance of the variable investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Income Payments as follows. The portion of the first Income Payment funded by a particular Division is divided by the Annuity Income Unit Value for that Division as of the Contract Date. This establishes the number of Annuity Income Units provided by each Division for each subsequent variable Income Payments.

Assumed Investment Return

The amount of the Income Payments provided by the portion of the Premium Payment allocated to provide a stream of variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only is one of the factors that determines the initial level of income, but also how future investment performance affects variable Income Payments. Currently, we offer a 3.5% and a 5% AIR.

A higher AIR of 5% will result in a larger initial Annuity Payment, but future increases in the variable Income Payment will be smaller than with a lower AIR of 3.5%. If net performance (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable Income Payments will not change. If net performance is less than the AIR, variable Income Payments will decrease. If net performance is more than the AIR, variable Income Payments will increase.


--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Generally

Depending on the Payout Option you select and whether you are the Payee, you may receive Income Payments according to the Payout Option you select. The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals, the Contract is not suitable as a short-term investment.

Withdrawal Rights

Full withdrawals are permitted under the Contract if you elected Payout Option 5
- Certain Period at the time of application (with certain other requirements, as discussed below, also being met).

Under Payout Option 5, you will receive Income Payments for the "certain period." If you do not elect Payout Option 5, you will not be permitted to withdraw value from the Contract, other than through Income Payments.

All full withdrawal requests must be made in writing to USL. USL reserves the right to require that the signature(s) on a withdrawal request be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. USL may also require the signatures be properly notarized under state law.

USL will pay any amounts withdrawn to you within five business days of receipt of a proper request and instructions satisfactory to USL.

No withdrawals will be permitted from amounts in the Fixed Account. This includes amounts automatically moved to the Fixed Account to provide for Semi-Annual Benefit Leveling. Also, if you have selected Semi-Annual Benefit Leveling, a full withdrawal will not be permitted from the variable investment options during any six month Semi-Annual Benefit Leveling period.

Withdrawal Charge. We will assess a Withdrawal Charge for a full withdrawal from the Contract. This charge will be deducted from the net proceeds of the full withdrawal. The Withdrawal Charge is:

               --------------------------------------------------
               Contract Year           Withdrawal Charge
               --------------------------------------------------
               1-8                     1% of the amount withdrawn
               --------------------------------------------------
               9 and up                no charge
               --------------------------------------------------

Withdrawal Procedures. You may elect a full withdrawal based on the present value of the variable Income Payments remaining in the certain period for Payout Option 5.

While the number of Annuity Income Units for each Division will generally remain constant, this prospectus, on page 27 under "Annuity Income Units" lists three exceptions to that rule. One of those exceptions applies if you make a withdrawal. A withdrawal involves a transfer of assets out of a Division. As actual assets decrease in a Division, the number of Annuity Income Units in such Division must also be decreased to reflect the loss of those assets.

Withdrawal Limitations. In determining the value available for a full withdrawal, only the present value of the variable Income Payments remaining in the certain period will be used. No fixed Income Payments will be used in determining withdrawal values. After a full withdrawal, any fixed Income Payments will continue under the terms of your Contract.

Computing the Withdrawal Amount. If you make a full withdrawal, we will calculate the present value of all future variable Income Payments remaining in the certain period by discounting the payments at the Assumed Investment Return, and with consideration to any fees charged for a withdrawal. The future variable Income Payment amount we use in this calculation is determined by multiplying the Annuity Income Unit Value next computed after we receive the withdrawal request by the current number of Annuity Units for each Division.

Example of Withdrawal for a Certain Period Contract

     . Owner chooses a 360-month (30 year) certain period payout, 5.00% AIR, premium = $196,636.07, benefit = $1,000 per month.

     . Owner wants to take a full withdrawal when there are 316 payments left, the next payment to be paid in 10 days.

     . Owner would be paid the net withdrawal amount less any applicable tax withholdings.

     A.   If a full withdrawal is taken:

               Gross withdrawal =                             $178,019.51
               Withdrawal charge* =                             $1,780.20
               Net withdrawal =                               $176,239.31
               Remaining number of certain period benefits              0
               New benefit =                                        $0.00

          * Withdrawal charge applies during first 8 years of Contract

Taxes on Withdrawals. Please read the tax discussion in this prospectus for information relating to withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Deferment of Payments

We may suspend or postpone making variable Income Payments from your Contract or processing transfer requests for an undetermined period of time when:

     .    the NYSE is closed (other than weekend and holiday closings);
     .    trading on the NYSE is restricted;
     . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of or determination of the value of Annuity Income Units is not reasonably practicable; or
     .    the SEC by order so permits for the protection of investors.


--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Succession of Contract Ownership

Upon the death of any Contract Owner, ownership rights, if any, under this Contract will succeed to the following persons in the following order unless otherwise indicated on your Contract application:

     1.   the surviving Contract Owner, if any;

     2.   the Annuitant(s), if any;

     3.   the Beneficiary(ies), if any; and

     4.   the estate or successors of the last Contract Owner to die.

Notification of Death

The death of any Contract Owner, Annuitant or Payee must be reported to USL immediately. USL will require certified proof of death in the following form:

     .    a certified copy of the death certificate; and/or

     . a certified copy of a decree from a court of competent jurisdiction as to the finding of death.

USL reserves the right to recover any overpayments made on Income Payments because of failure to notify USL of death. The Contract Owner, and any successor Contract Owner is liable to USL for any overpayments of Income Payments made. USL is not responsible for any incorrect Income Payments made that result from the failure to notify USL immediately of such death.

Death of the Contract Owner and/or Annuitant

The following table provides information on how the Contract treats the death of the Contract Owner and/or Annuitant based on certain factors, such as when the death occurs and whether or not the Contract Owner and the Annuitant are the same person.

--------------------------------------------------------------------------------------------------------------------
                                Death Benefit when Contract Owner and      Death Benefit when Contract Owner and
                                Annuitant are the same person              Annuitant are not the same person
--------------------------------------------------------------------------------------------------------------------
Death of Contract Owner
--------------------------------------------------------------------------------------------------------------------
Before Annuity Start Date       Current value of certain period            Current value of life contingent and
                                payments; if the Contract has no certain   certain period payments
                                period, no payments will be made
--------------------------------------------------------------------------------------------------------------------
On or After Annuity Start Date  Remaining certain period payments          None, the Contract remains in force
                                                                           according to the Contract's succession
                                                                           of ownership
--------------------------------------------------------------------------------------------------------------------
Death of Annuitant
--------------------------------------------------------------------------------------------------------------------
Before Annuity Start Date       Current value of certain period            Certain period payments; if the contract
                                payments; if the contract has no certain   has no certain period, no payments will
                                period, no payments will be made           be made
--------------------------------------------------------------------------------------------------------------------
On or After Annuity Start Date  Remaining certain period payments          Remaining certain period payments
--------------------------------------------------------------------------------------------------------------------

     IMPORTANT NOTE: As described in the table above, if the Annuitant (and the Joint Annuitant, if any) dies prior to the Annuity Start Date, and the Payment Option chosen is based on a life contingency only (no certain period was elected, Option 1 or Option 3), then the Contract will terminate with no further Income Payments or benefits due to any party to the Contract. USL will retain your Premium Payment.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the application if the Annuity Payment Option selected provides for a Beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.


--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

Occasionally, we may advertise certain performance information concerning one or more of the Divisions, including average annual total return and yield information. A Division's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a Division, it reflects changes in the fund share price, the automatic reinvestment by the Division of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a Division, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the Division during the period by the value of the Division on the last day of the period.

When we advertise the performance of the money market Division, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market Division refers to the income generated by an investment in that Division over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 12 month period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the Separate Account level is lower than at the Fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a Division may be compared in reports and advertising to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.


--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a (qualified) tax-favored retirement plan or account, your Contract is referred to as a Qualified Contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities ("IRA");

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans or TSAs");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with Qualified Contracts you have not paid any taxes on the money used to buy the Contract or on any earnings. Therefore, any amount you take out as Income Payments or as a withdrawal will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax does not apply:

     . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Withdrawal May Trigger a 10% Tax Penalty Unless an Exception Applies. If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a withdrawal from the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also contact your tax advisor before taking withdrawals.

Example: Individual A is age 57 1/2 when he begins to receive annual Income Payments of $10,000 from a traditional individual retirement annuity. Since this is a Qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA"). Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers. Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax advisor with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions - Non-Qualified Contracts

General. For Income Payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Income Payments (also known as "Exclusion Amount") is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Income Payments will be taxable. If Income Payments stop due to the death of the Annuitant before the full amount of your Premium Payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Withdrawals. For payments made upon full withdrawal from the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Withdrawal May Trigger an Additional 10% Tax Penalty Unless an Exception Applies. If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax does not apply where:

     . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the Annuity Starting Date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

     .    the taxpayer is age 59 1/2 or older;

     .    the payment is made on account of the taxpayer's disability;

     .    the payment is made on account of death;

     .    and in certain other circumstances.

It should be noted that a withdrawal of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also seek the advice of your tax advisor.

Example: Individual A is age 57 1/2 when he begins to receive annual Income Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of a life insurance, endowment or annuity contract for an annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisors.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Income Payments and withdrawals that include taxable income unless the Payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For Income Payments, we will withhold on the taxable portion of Income Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

The United States Life Insurance Company in the City of New York

We are The United States Life Insurance Company in the City of New York ("USL"). USL is a stock life insurance company organized under the laws of New York. USL's home office address is 830 Third Avenue, New York, New York 10022. USL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of USL and its affiliates. The commitments under the Contracts are USL's, and AIG has no legal obligation to back those commitments.

USL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. USL's membership in IMSA applies only to USL and not its products.

Distribution of the Contract

Individuals who sell the Contracts will be licensed by State insurance authorities as agents of USL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with USL, or (2) other broker-dealer firms, which are not affiliated with USL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

American General Equity Services Corporation ("AGESC") is the principal underwriter and distributor of the Contracts. AGESC is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of The United States Life Insurance Company in the City of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is also the principal underwriter for USL's Separate Account USL VL-R, as well as the underwriter for various separate accounts of other USL affiliates. These separate accounts are registered investment companies. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

USL offers the Contracts on a continuous basis.

USL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for compensation of up to 4.0% of Premium Payments that Owners make.

USL may agree to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Expenses."

Legal Proceedings

USL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, USL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on USL's results of operations and financial position.

AGESC offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.


--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Financial statements of The United States Life Insurance Company in the City of New York can be found in the SAI, which may be obtained without charge by calling 1-800-242-4079 or writing to The United States Life Insurance Company in the City of New York, Attention: SPIA Operations 2-D1, P.O. Box 3018, Houston, Texas 77210-3018. The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

Financial statements of the Separate Account are not included because no Contracts have been issued using the Divisions described in this prospectus.

--------------------------------------------------------------------------------
                                   APPENDIX A

                  HYPOTHETICAL ILLUSTRATIONS OF INCOME PAYMENTS
--------------------------------------------------------------------------------

We have prepared the following tables to show how variable Income Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Income Payments would vary over time if the return on assets in the selected Divisions were a uniform gross annual rate of 0%, 4%, 6.34%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 4%, 6.34%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the current total separate account annual expenses, which are equivalent to an annual charge of 0.55%. (The values would be lower than those shown if the maximum of 1.25% was used.) The amounts shown in the tables also take into account the arithmetic average of the Funds' management fees and operating expenses at an annual rate of approximately 0.79% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.79%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The tables also reflect the sales load, Contract Fee, Premium Taxes, and any other Contract charges and expenses. Were any of these charges and expenses included, the values would be lower than those shown. The monthly Income Payments are illustrated on a pre-tax basis. The federal income tax treatment of Income Payment considerations is generally described in the section of this prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.55% for total separate account annual expenses and the assumed 0.79% for investment management and operating expenses after contractual reimbursement or fee waiver. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.34%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable investment option. The second assumes that 50% of the single Premium Payment is allocated to the Fixed Account using the fixed annuity rates we offered on the Payout Option at the time this illustration was prepared. Both sets of tables assume that a lifetime income with ten years certain was purchased.

When part of the single Premium Payment has been allocated to the Fixed Account, the certain minimum Income Payments resulting from this allocation is also shown. The illustrated variable Income Payments use an Assumed Investment Return ("AIR") of 5% per year. Thus, actual net performance greater than 5% per year will result in increasing Income Payments and actual net performance less than 5% per year will result in decreasing Income Payments. We currently offer AIRs of 3.5% and 5%; in the future we may offer alternative Assumed Investment Returns. Fixed Income Payments will not vary from what was elected. Initial monthly Income Payments under a fixed Payout Option are generally higher than initial payments under a variable Payout Option.

These tables show the monthly Income Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile, so expect your variable Income Payments to fluctuate. Upon request, and when you are considering a Payout Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

                           INCOME PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
           Payout Option Selected: Lifetime Income With 10 Years Certain
                        Frequency of Income Pay: Monthly

Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $634.15

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance. No minimum dollar amount is guaranteed.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $636.84

                                                                     Monthly Payments
                                                            With an Assumed Rate of Return of:
                                                            ----------------------------------
                                                                           Gross
                                     ---------------------------------------------------------------------------------
  Payment    Calendar    Attained           0.00%        4.00%        6.34%        8.00%       10.00%        12.00%
   Year        Year        Year         --------     --------     --------     --------   ----------    ----------
   ----        ----        ----                                             Net
                                     ---------------------------------------------------------------------------------
                                           -1.34%        2.66%        5.00%        6.66%        8.66%        10.66%
                                        --------     --------     --------     --------   ----------    ----------
    1          2005         65          $ 634.15     $ 634.15     $ 634.15     $ 634.15   $   634.15    $   634.15
    2          2006         66            595.87       620.03       634.15       644.19       656.27        668.35
    3          2007         67            559.90       606.22       634.15       654.38       679.15        704.39
    4          2008         68            526.11       592.72       634.15       664.74       702.84        742.37
    5          2009         69            494.35       579.53       634.15       675.26       727.35        782.40
    10         2014         74            362.11       517.81       634.15       730.42       863.35      1,017.36
    15         2019         79            265.24       462.67       634.15       790.09     1,024.77      1,322.88
    20         2024         84            194.29       413.41       634.15       854.63     1,216.38      1,720.14

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return.

                           INCOME PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
           Payout Option Selected: Lifetime Income With 10 Years Certain
                        Frequency of Income Pay: Monthly

Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $634.15.

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $318.42. The monthly guaranteed payment of $318.42 is being provided by the $50,000 applied under the fixed Payout Option.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $636.84

                                                                    Monthly Payments
                                                           With an Assumed Rate of Return of:
                                                           ----------------------------------
                                                                          Gross
                                     -------------------------------------------------------------------------------
  Payment    Calendar    Attained           0.00%        4.00%        6.34%        8.00%     10.00%        12.00%
   Year        Year        Year         --------     --------     --------     --------   --------    ----------
   ----        ----        ----                                             Net
                                     -------------------------------------------------------------------------------
                                           -1.34%        2.66%        5.00%        6.66%      8.66%        10.66%
                                        --------     --------     --------     --------   --------    ----------
    1          2005         65          $ 635.50     $ 635.50     $ 635.50     $ 635.50   $ 635.50    $   635.50
    2          2006         66            616.36       628.43       635.50       640.51     646.55        652.59
    3          2007         67            598.37       621.53       635.50       645.61     658.00        670.61
    4          2008         68            581.47       614.78       635.50       650.79     669.84        689.60
    5          2009         69            565.59       608.18       635.50       656.05     682.10        709.62
    10         2014         74            499.47       577.33       635.50       683.63     750.09        827.10
    15         2019         79            451.04       549.76       635.50       713.46     830.81        979.86
    20         2024         84            415.56       525.12       635.50       745.73     926.61      1,178.49

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return.

                           INCOME PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
           Payout Option Selected: Lifetime Income With 10 Years Certain
                        Frequency of Income Pay: Monthly

Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $600.24

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance. No minimum dollar amount is guaranteed.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $602.93

                                                                     Monthly Payments
                                                            With an Assumed Rate of Return of:
                                                            ----------------------------------
                                                                           Gross
                                     ---------------------------------------------------------------------------------
  Payment    Calendar    Attained           0.00%        4.00%        6.34%        8.00%       10.00%        12.00%
   Year        Year        Year         --------     --------     --------     --------   ----------    ----------
   ----        ----        ----                                             Net
                                     ---------------------------------------------------------------------------------
                                           -1.34%        2.66%        5.00%        6.66%        8.66%        10.66%
                                        --------     --------     --------     --------   ----------    ----------
    1          2005         65          $ 600.24     $ 600.24     $ 600.24     $ 600.24   $   600.24    $   600.24
    2          2006         66            564.01       586.87       600.24       609.74       621.17        632.61
    3          2007         67            529.96       573.81       600.24       619.39       642.84        666.72
    4          2008         68            497.97       561.03       600.24       629.20       665.26        702.67
    5          2009         69            467.91       548.54       600.24       639.15       688.46        740.56
    10         2014         74            342.74       490.13       600.24       691.36       817.18        962.96
    15         2019         79            251.06       437.93       600.24       747.84       969.97      1,252.14
    20         2024         84            183.90       391.30       600.24       808.93     1,151.33      1,628.16

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return.

                           INCOME PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
           Payout Option Selected: Lifetime Income With 10 Years Certain
                        Frequency of Income Pay: Monthly

Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $600.24

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $301.47. The monthly guaranteed payment of $301.47 is being provided by the $50,000 applied under the fixed Payout Option.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $602.93

                                                                    Monthly Payments
                                                           With an Assumed Rate of Return of:
                                                           ----------------------------------
                                                                          Gross
                                     -------------------------------------------------------------------------------
  Payment    Calendar    Attained           0.00%        4.00%        6.34%        8.00%     10.00%        12.00%
   Year        Year        Year         --------     --------     --------     --------   --------    ----------
   ----        ----        ----                                             Net
                                     -------------------------------------------------------------------------------
                                           -1.34%        2.66%        5.00%        6.66%      8.66%        10.66%
                                        --------     --------     --------     --------   --------    ----------
    1          2005         65          $ 601.59     $ 601.59     $ 601.59     $ 601.59   $ 601.59    $   601.59
    2          2006         66            583.47       594.90       601.59       606.34     612.05        617.77
    3          2007         67            566.45       588.37       601.59       611.16     622.88        634.82
    4          2008         68            550.45       581.98       601.59       616.06     634.09        652.80
    5          2009         69            535.42       575.73       601.59       621.04     645.69        671.75
    10         2014         74            472.84       546.53       601.59       647.15     710.06        782.94
    15         2019         79            426.99       520.43       601.59       675.38     786.45        927.53
    20         2024         84            393.41       497.11       601.59       705.93     877.13      1,115.55

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION.........................................................   3
   USL .....................................................................   3
   Separate Account USL VA-R................................................   3
SERVICES....................................................................   3
DISTRIBUTION OF THE CONTRACTS...............................................   4
PERFORMANCE INFORMATION.....................................................   4
       Performance Data.....................................................   5
       Average Annual Total Return Calculations.............................   5
       Fund Performance Calculations........................................   6
       VALIC Co. I Money Market I Fund Investment Option Yield and
         Effective Yield Calculations.......................................   8
CONTRACT PROVISIONS.........................................................   9
   Variable Income Payments.................................................   9
   Annuity Income Unit Value................................................   9
   Net Investment Factor....................................................   9
   Misstatement of Age or Gender............................................  10
   Evidence of Survival.....................................................  10
ADDITIONAL INFORMATION ABOUT THE CONTRACTS..................................  10
   Gender neutral policies..................................................  10
   Certain Arrangements.....................................................  11
   Our General Account......................................................  11
MATERIAL CONFLICTS..........................................................  11
FINANCIAL STATEMENTS........................................................  12
   Separate Account Financial Statements....................................  12
   USL Financial Statements.................................................  12
   Index to Financial Statements............................................  12

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

     This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York, USLIFE Credit Life Insurance Company of Arizona

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

AGLC0375 REV0305                      (C)2005 American International Group, Inc.
                                                            All rights reserved.

LOGO [AIG AMERICAN GENERAL]

HEADING [The United States of Life Insurance Company in the City of New York]

For additional information about the Platinum Investor(R) Immediate Variable Annuity Contracts and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 2, 2005. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019, Attention: SPIA Operations, 2-D1, or call us at 1-800-242-4079. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Platinum Investor Immediate Variable Annuity Contracts is available to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.


Contracts issued by:
The United States Life Insurance Company in the City of New York
A member company of American International Group, Inc.
830 Third Avenue, New York, New York 10022


Platinum Investor Immediate Variable Annuity
Contract Form Number 03017N


Available only in the state of New York


Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.


The underwriting risks, financial obligations and support functions associated with the products issued by The United States Life Insurance Company in the City of New York are solely its responsibility. The United States Life Insurance Company in the City of New York is responsible for its own financial condition and contractual obligations.


(C)2005 American International Group, Inc.  All rights reserved.


TEXT BOX [IMSA LOGO INSURANCE MARKETPLACE STANDARDS ASSOCIATION
          Membership in IMSA applies only to The United States Life Insurance Company in the City of New York and not to its products.
          ICA File No. 811-09007]

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL VA-R

                 PLATINUM INVESTOR(R) IMMEDIATE VARIABLE ANNUITY

               SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                              SPIA OPERATIONS 2-D1

                    P.O. BOX 3018, HOUSTON, TEXAS 77019-2116

                 TELEPHONE: 1-800-242-4079; FAX: 1-713-620-3139

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 2, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for The United States Life Insurance Company in the City of New York Separate Account USL VA-R (the "Separate Account" or "Separate Account USL VA-R") dated May 2, 2005, describing the Platinum Investor Immediate Variable Annuity ("Platinum Investor Annuity") single premium immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact The United States Life Insurance Company in the City of New York ("USL") at the address or telephone number given above. Terms used in this SAI have the same meaning as are defined in the Contract prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3
  USL..........................................................................3
  Separate Account USL VA-R....................................................3
SERVICES.......................................................................3
DISTRIBUTION OF THE CONTRACTS..................................................4
PERFORMANCE INFORMATION........................................................4
  Performance Data.............................................................5
    Average Annual Total Return Calculations...................................5
    Fund Performance Calculations..............................................6
    VALIC Company I Money Market I Fund Investment Option Yield and
      Effective Yield Calculations.............................................8
CONTRACT PROVISIONS............................................................9
  Variable Income Payments.....................................................9
  Annuity Income Unit Value....................................................9
  Net Investment Factor........................................................9
  Misstatement of Age or Gender...............................................10
  Evidence of Survival........................................................10
ADDITIONAL INFORMATION ABOUT THE CONTRACTS....................................10
    Gender neutral policies...................................................10
    Certain Arrangements......................................................11
    Our General Account.......................................................11
MATERIAL CONFLICTS............................................................11
FINANCIAL STATEMENTS..........................................................12
  Separate Account Financial Statements.......................................12
  USL Financial Statements....................................................12
  Index to Financial Statements...............................................12

                               GENERAL INFORMATION

USL

     We are The United States Life Insurance Company in the City of New York ("USL"). USL is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. USL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of USL and its affiliates. The commitments under the Contracts are USL's, and AIG has no legal obligation to back those commitments.

     USL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. USL's membership in IMSA applies only to USL and not its products.

Separate Account USL VA-R

     We hold the Fund shares in which any of your single premium payment is invested in the divisions of Separate Account USL VA-R. Separate Account USL VA-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on August 8, 1997 under New York law.

     For record keeping and financial reporting purposes, Separate Account USL VA-R is divided into 62 separate "divisions," 51 of which are available under the Contracts offered by the Contract prospectus as variable "investment options." Three of these 51 divisions and the remaining 11 divisions are offered under other USL Contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the division that corresponds to that investment option.

     The assets in Separate Account USL VA-R are our property. The assets in the Separate Account may not be used to pay any liabilities of USL other than those arising from the Contracts. USL is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

     USL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. USL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to USL under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004, 2003 and 2002, USL paid AGLC for these services $130,872,664, $121,370,503 and $97,878,454, respectively. Services provided in
2003 increased substantially over previous years.

     We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE CONTRACTS

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of USL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and USL. AGESC also acts as principal underwriter for USL's other separate accounts and for the separate accounts of certain USL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

     The Contracts are offered on a continuous basis.

     Individuals who sell the Contracts will be licensed by State insurance authorities as agents of USL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with USL, or (2) other broker-dealer firms, which are not affiliated with USL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

     USL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 4% of Premium Payments that Contract Owners make.

     USL has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus.

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of Separate Account USL VA-R in advertisements, sales literature, or reports to Contract Owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner's Income Payments. We also may present the yield or total return of the division based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the sales charge, and withdrawal charge. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of USL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

     The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes all of the noninsurance charges: one-time contract charge, mortality and expense risk charge, administrative charge, sales charge, and withdrawal charge.

     The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

     Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

     . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

     . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The

          Redeemable Value reflects the effect of the mortality and expense risk charge, the administrative charge, the sales charge and the withdrawal charge.

     .    We divide the Redeemable Value by the Initial Investment.

     . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

     We do not show average annual total return quotations for the variable investment options because the Contracts have not been offered for sale. We will show average annual total return quotations when the data becomes available.

     Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invest may pre-date the effective date of the variable investment option being offered in the Contract.

     The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invests. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the charges and deductions of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

                        Fund Average Annual Total Returns
  without deduction of any applicable noninsurance or insurance-related charges
                           (through December 31, 2004)

                                                                                                                           Fund
                                                                                                          Since Fund     Inception
                       Fund                            1 year     3 years/1/   5 years/1/   10 years/1/   Inception/2/      Date
----------------------------------------------------  ---------   ----------   ----------   -----------   ------------   ---------
AIM V.I. International Growth Fund - Series I             24.00%       10.51%       -5.35%         7.43%           *     05/05/1993
   Shares
AIM V.I. Premier Equity Fund - Series I Shares             5.77%       -2.65%       -7.19%         8.67%           *     05/05/1993
Alger American Leveraged AllCap Portfolio                  8.19%       -1.24%       -9.45%          N/A          14.97%  01/25/1995
   - Class O Shares
Alger American MidCap Growth Portfolio                    13.04%        5.59%        3.74%        14.39%           *     05/03/1993
   - Class O Shares
American Century VP II Inflation Protection Fund           5.81%         N/A          N/A           N/A           5.71%  12/31/2002
American Century VP Value Fund                            14.33%        8.81%       11.42%          N/A          11.28%  05/01/1996
Credit Suisse Trust Small Cap Growth Portfolio            10.87%        2.98%       -5.56%          N/A           7.75%  06/30/1995
Dreyfus IP MidCap Stock Portfolio - Initial Shares        14.48%        9.68%        6.69%          N/A           6.19%  05/01/1998
Dreyfus VIF Developing Leaders Portfolio -                11.34%        5.85%        4.76%        10.20%            *    08/31/1990
  Initial Shares
Dreyfus VIF Quality Bond Portfolio - Initial               3.37%        5.34%        6.76%         7.13%            *    08/31/1990
Shares
Fidelity VIP Asset Manager/SM/ Portfolio                   5.18%        4.03%        0.62%         7.82%            *    09/06/1989
   - Service Class 2
Fidelity VIP Contrafund(R)Portfolio                       15.16%       10.10%        1.71%          N/A          13.94%  01/03/1995
   - Service Class 2

                        Fund Average Annual Total Returns
  without deduction of any applicable noninsurance or insurance-related charges
                           (through December 31, 2004)

                                                                                                                           Fund
                                                                                                          Since Fund     Inception
                       Fund                            1 year     3 years/1/   5 years/1/   10 years/1/   Inception/2/      Date
----------------------------------------------------  ---------   ----------   ----------   -----------   ------------   ---------
Fidelity VIP Equity-Income Portfolio                      11.23%        6.21%        4.19%        11.15%            *    10/09/1986
   - Service Class 2
Fidelity VIP Growth Portfolio - Service Class 2            3.12%       -1.60%       -7.02%         9.81%            *    10/09/1986
Fidelity VIP Mid Cap Portfolio - Service Class 2          24.60%       15.74%       14.81%          N/A          20.46%  12/28/1998
Franklin Templeton VIP Templeton Foreign                  18.53%        8.47%        0.92%         8.68%            *    05/01/1992
   Securities Fund - Class 2
Franklin Templeton VIP Mutual Shares Securities           12.63%        7.52%        8.55%          N/A           9.46%  11/08/1996
   Fund - Class 2
Franklin Templeton VIP Franklin Small Cap                 23.75%       14.05%       16.11%          N/A           7.96%  05/01/1998
   Value Securities Fund - Class 2
Franklin Templeton VIP Franklin U.S. Government            3.48%        5.10%        6.79%         7.16%            *    03/14/1989
   Fund - Class 2
Janus Aspen International Growth Portfolio -              18.69%        5.83%       -5.31%        12.29%            *    05/02/1994
   Service Shares
Janus Aspen Mid Cap Growth Portfolio - Service            20.48%        5.28%      -13.62%         8.32%            *    09/13/1993
   Shares
Janus Aspen Worldwide Growth Portfolio - Service           4.53%       -1.34%       -8.99%        10.14%            *    09/13/1993
   Shares
JPMorgan ST II Mid Cap Value Portfolio                    21.06%       16.52%         N/A           N/A          18.96%  09/28/2001
JPMorgan ST II Small Company Portfolio                    27.17%       10.65%        2.02%        11.57%           *     12/31/1994
MFS(R) VIT Capital Opportunities Series -                 12.46%        0.24%       -5.78%          N/A           8.03%  08/14/1996
   Initial Class
MFS(R) VIT Emerging Growth Series - Initial               12.96%       -0.86%      -12.22%          N/A           8.01%  07/24/1995
   Class
MFS(R) VIT New Discovery Series - Initial Class            6.52%       -0.88%       -1.94%          N/A           7.37%  05/01/1998
MFS(R) VIT Research Series - Initial Class                15.85%        2.92%       -3.96%          N/A           7.82%  07/26/1995
Neuberger Berman AMT Mid-Cap Growth Portfolio             16.31%        1.72%       -6.00%          N/A           8.91%  11/03/1997
Oppenheimer Balanced Fund/VA - Non Service                10.10%        7.22%        6.05%        10.14%            *    02/09/1987
   Shares
Oppenheimer Global Securities Fund/VA - Non               19.16%        9.89%        4.17%        12.58%            *    11/12/1990
   Service Shares
PIMCO VIT Real Return Portfolio - Administrative           8.92%       11.76%       11.80%          N/A          11.19%  09/30/1999
   Class
PIMCO VIT Short-Term Portfolio - Administrative            1.30%        2.12%        3.83%          N/A           3.90%  09/30/1999
   Class
PIMCO VIT Total Return Portfolio - Administrative          4.89%        6.31%        7.48%          N/A           6.45%  12/31/1997
   Class
Putnam VT Diversified Income Fund - Class IB               9.20%       11.56%        7.51%         7.12%            *    09/15/1993
Putnam VT Growth and Income Fund - Class IB               11.11%        4.67%        2.98%        10.81%            *    02/01/1988
Putnam VT International Growth and Income Fund            20.98%       12.87%        2.91%          N/A           8.38%  01/02/1997
   - Class IB
SunAmerica ST Aggressive Growth Portfolio -               16.72%        4.16%       -8.14%          N/A           6.22%  06/03/1996
   Class 1 Shares
SunAmerica ST SunAmerica Balanced Portfolio                6.84%        1.40%       -3.88%          N/A           6.42%  06/03/1996
   - Class 1 Shares
UIF Equity Growth Portfolio - Class I Shares               7.77%       -0.97%       -6.16%          N/A           6.14%  01/02/1997
UIF High Yield Portfolio - Class I Shares                  9.49%        8.47%        1.74%          N/A           4.20%  01/02/1997
VALIC Co. I International Equities Fund                   17.86%        7.46%       -4.35%         4.04%            *    10/02/1989
VALIC Co. I Mid Cap Index Fund                            16.05%       10.09%        9.03%        15.72%            *    10/01/1991
VALIC Co. I Money Market I Fund                            0.80%        0.88%        2.44%         3.78%            *    01/16/1986
VALIC Co. I Nasdaq-100(R)Index Fund                       10.05%        0.48%        N/A            N/A         -16.95%  10/01/2000
VALIC Co. I Science & Technology Fund                      0.79%       -2.99%      -18.77%         6.67             *    04/29/1994

                        Fund Average Annual Total Returns
  without deduction of any applicable noninsurance or insurance-related charges
                           (through December 31, 2004)

                                                                                                                           Fund
                                                                                                          Since Fund     Inception
                       Fund                            1 year     3 years/1/   5 years/1/   10 years/1/   Inception/2/      Date
----------------------------------------------------  ---------   ----------   ----------   -----------   ------------   ---------
VALIC Co. I Small Cap Index Fund                          17.89%       10.99%        6.14%        11.32%            *    05/01/1992
VALIC Co. I Stock Index Fund                              10.51%        3.19%       -2.64%        11.75%            *    04/20/1987
Van Kampen LIT Growth and Income Portfolio                14.38%        7.78%        7.07%          N/A          11.24%  12/23/1996
   - Class I Shares
Vanguard(R)VIF High Yield Bond Portfolio                   8.53%        8.80%        5.43%          N/A           6.40%  06/03/1996
Vanguard VIF REIT Index Portfolio                         30.51%       22.33%       20.99%          N/A          17.09%  02/09/1999

----------
1    "N/A" indicates data is not available for the stated period.

2 "*" indicates SEC rules that require us to show return information for no more than 10 years.

     VALIC Company I Money Market I Fund Investment Option Yield and Effective Yield Calculations. We calculate the VALIC Company I Money Market I Fund Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the value of your single premium payment during the period.

     . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

     We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's division in the calculation. The VALIC Company I Money Market I Fund Investment Option's historical yield for the seven day period ended December 31, 2004 was 0.35%.

     We determine the VALIC Company I Money Market I Fund Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The VALIC Company I Money Market I Fund Investment Option's historical effective yield for the seven day period ended December 31, 2004 was 0.35%. Yield and effective yield do not reflect the deduction of any Separate Account or Contract charges.

     The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other noninsurance or insurance-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                               CONTRACT PROVISIONS

Variable Income Payments

         A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable divisions. When you pay your single premium payment, we calculate the number of Annuity Income Units associated with each Income Payment determined by our currently used rate factor and the Annuity Income Unit Values.

Annuity Income Unit Value

     The value of an Annuity Income Unit for each division was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Income Unit Value at the end of any subsequent Valuation Period is determined by multiplying the division's Annuity Income Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Income Unit Value is being determined; and

     (b) is the Assumed Investment Return for such Valuation Period.

     The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

     The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Income Unit Value of the division from one Valuation Period to the next. The net investment factor for each division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is equal to:

          (i) the net asset value per share of the underlying Fund held in the division determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the division if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the division.

     (b) is equal to:

          (i) the net asset value per share of the underlying Fund held in the division determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c) is equal to the mortality and expense risk charge rate and administrative charge rate for the Valuation Period.

     The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Income Unit Value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

     We will require proof of the age and gender of the Annuitant before making any Income Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

     If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                   ADDITIONAL INFORMATION ABOUT THE CONTRACTS

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

     Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.24% to 1.26% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. These amounts will not be paid by the Funds or Contract owners.

     Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, USL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an underlying Fund changes; or

     . voting instructions given by owners of variable life insurance contracts and variable annuity contracts differ.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

     Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Contracts in the same proportion as votes cast by Contract Owners.

                              FINANCIAL STATEMENTS

     In 2002, due to AIG's acquisition of USL and its affiliated companies, USL changed its independent auditor from Ernst & Young LLP, located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 and 787 Seventh Avenue, New York, New York 10019 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     We have not included any Separate Account financial statements in this SAI because as of the date of this SAI, none of the assets of the Separate Account were attributable to the Contracts.

USL Financial Statements

     The balance sheets of USL at December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2004, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

     You should consider the financial statements of USL that we include in this SAI primarily as bearing on the ability of USL to meet its obligations under the Contracts.

USL 2004 Financial Statements                                                                Page
-------------------------------------------------------------------------------------------  -----
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm........  F - 1
Balance Sheets as of December 31, 2004 and 2003............................................  F - 2
Statements of Income for the years ended December 31, 2004, 2003 and 2002..................  F - 4
Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002....  F - 5
Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............  F - 6
Statements of Comprehensive Income for the years ended December 31, 2004, 2003 and 2002....  F - 7
Notes to Financial Statements..............................................................  F - 8

                              Financial Statements

        The United States Life Insurance Company in the City of New York

                  Years ended December 31, 2004, 2003 and 2002

        The United States Life Insurance Company in the City of New York

                              Financial Statements

                                    Contents

Report of Independent Registered Public Accounting Firm .....................F-1

Audited Financial Statements

Balance Sheets ..............................................................F-2
Statements of Income.........................................................F-4
Statements of Shareholder's Equity...........................................F-5
Statements of Cash Flows.....................................................F-6
Statements of Comprehensive Income...........................................F-7
Notes to Financial Statements................................................F-8

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana St.
                                                      Houston TX 77002-5678
                                                      Telephone (713) 356 4000

            Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
The United States Life Insurance Company in the City of New York:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York (an indirect, wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain non-traditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 29, 2005

        The United States Life Insurance Company in the City of New York

                                 Balance Sheets

                                                                         December 31
                                                                   -----------------------
                                                                      2004         2003
                                                                   ----------   ----------
                                                                        (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
      (amortized cost $2,846,775 in 2004 and $2,675,666 in 2003)   $3,062,420   $2,868,359
   Equity securities, available for sale, at fair value
      (cost - $8,166 in 2004 and $3,225 in 2003)                        9,003        4,040
   Mortgage loans on real estate, net of allowance
      ($0 in 2004 and $598 in 2003)                                   153,543      141,557
   Policy loans                                                       195,394      193,213
   Other long-term investments                                         17,927       18,433
   Short-term investments, at cost (approximates fair value)           22,389        3,876
                                                                   ----------   ----------
Total investments                                                   3,460,676    3,229,478

Cash                                                                    7,811       24,385
Note receivable - affiliate                                           122,000      122,000
Receivable from affiliates                                            130,158           --
Accrued investment income                                              44,077       44,236
Accounts and premiums receivable                                      131,232      181,154
Reinsurance recoverable - paid losses                                  16,462       18,674
Reinsurance recoverable - unpaid losses                             1,083,654      961,795
Deferred policy acquisition costs                                     147,817      179,585
Property and equipment                                                  1,589        2,267
Assets held in separate accounts                                        3,134        2,729
Other assets                                                           26,727       28,027
                                                                   ----------   ----------
Total assets                                                       $5,175,337   $4,794,330
                                                                   ==========   ==========

See accompanying notes to financial statements.

        The United States Life Insurance Company in the City of New York

                                 Balance Sheets

                                                                    December 31
                                                              -----------------------
                                                                 2004         2003
                                                              ----------   ----------
                                                                   (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Policyholders' contract deposits                           $2,087,330   $1,987,333
   Future policy benefits for life and accident and health
      insurance contracts                                      1,503,043    1,256,519
   Reserve for unearned premiums                                 198,113      231,998
   Policy and contract claims                                    478,043      204,879
   Income taxes payable
      Current                                                   (112,476)      (1,536)
      Deferred                                                       776        8,800
   Payable to affiliates                                          28,993       18,523
   Reinsurance payable                                           112,083      113,145
   Liabilities held in separate accounts                           3,134        2,729
   Other liabilities                                             167,423      205,090
                                                              ----------   ----------
Total liabilities                                              4,466,462    4,027,480
                                                              ----------   ----------
Shareholder's equity:
   Common stock, $2 par value, 1,980,658 shares authorized,
      issued, and outstanding                                      3,961        3,961
   Additional paid-in capital                                    345,077      225,077
   Accumulated other comprehensive income                         91,193       79,276
   Retained earnings                                             268,644      458,536
                                                              ----------   ----------
Total shareholder's equity                                       708,875      766,850
                                                              ----------   ----------
Total liabilities and shareholder's equity                    $5,175,337   $4,794,330
                                                              ==========   ==========

See accompanying notes to financial statements.

        The United States Life Insurance Company in the City of New York

                              Statements of Income

                                                          Year ended December 31
                                                     --------------------------------
                                                        2004        2003       2002
                                                     ----------   --------   --------
                                                              (In Thousands)
Revenues:
   Premiums and other considerations (see Note 13)   $  561,197   $303,764   $294,484
   Net investment income                                226,697    229,063    225,463
   Net realized investment (losses) gains                (7,523)       554    (20,986)
   Other                                                 11,674     14,397     11,319
                                                     ----------   --------   --------
Total revenues                                          792,045    547,778    510,280
                                                     ----------   --------   --------
Benefits and expenses:
   Death and other benefits (see Note 13)               843,714    206,292    184,138
   Interest credited                                     91,470     94,046     96,894
   Operating costs and expenses                         154,637    163,136    151,926
                                                     ----------   --------   --------
Total benefits and expenses                           1,089,821    463,474    432,958
                                                     ----------   --------   --------

(Loss) income before income taxes                      (297,776)    84,304     77,322
Income taxes:
   Current                                              (90,601)    33,217     21,319
   Deferred                                             (17,413)    (7,616)     3,474
                                                     ----------   --------   --------
Total income taxes                                     (108,014)    25,601     24,793
                                                     ----------   --------   --------
Net (loss) income before cumulative effect of
   accounting change                                   (189,762)    58,703     52,529
Cumulative effect of accounting change, net of tax         (130)        --         --
                                                     ----------   --------   --------
Net (loss) income                                    $ (189,892)  $ 58,703   $ 52,529
                                                     ==========   ========   ========

See accompanying notes to financial statements.

        The United States Life Insurance Company in the City of New York

                       Statements of Shareholder's Equity

                                                 Year ended December
                                          --------------------------------
                                             2004       2003        2002
                                          ---------   --------   ---------
                                                   (In Thousands)

Common stock:
   Balance at beginning and end of year   $   3,961   $  3,961   $   3,961
                                          ---------   --------   ---------
Additional paid-in capital:
   Balance at beginning of year             225,077    225,077     225,077
   Capital contribution                     120,000         --          --
                                          ---------   --------   ---------
   Balance at end of year                   345,077    225,077     225,077
                                          ---------   --------   ---------

Accumulated other comprehensive income:
   Balance at beginning of year              79,276     60,524      15,801
   Other comprehensive income                11,917     18,752      44,723
                                          ---------   --------   ---------
   Balance at end of year                    91,193     79,276      60,524
                                          ---------   --------   ---------
Retained earnings:
   Balance at beginning of year             458,536    399,833     457,204
   Net (loss) income                       (189,892)    58,703      52,529
   Dividends paid                                --         --    (109,900)
                                          ---------   --------   ---------
   Balance at end of year                   268,644    458,536     399,833
                                          ---------   --------   ---------
Total shareholder's equity                $ 708,875   $766,850   $ 689,395
                                          =========   ========   =========

See accompanying notes to financial statements.

        The United States Life Insurance Company in the City of New York

                            Statements of Cash Flows

                                                                    Year ended December
                                                          ---------------------------------------
                                                              2004          2003          2002
                                                          -----------   -----------   -----------
                                                                       (In Thousands)
Operating activities
Net (loss) income                                         $  (189,892)  $    58,703   $    52,529
Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
   Change in accounts and premiums receivable                  49,922       (87,954)      (40,747)
   Change in future policy benefits and other policy
      claims                                                  111,383      (111,849)     (100,368)
   Interest credited to policyholders' contracts               91,470        94,046        96,894
   Increase in workers' compensation claim reserve, net       179,031            --            --
   Amortization of policy acquisition costs                    64,605        63,482        64,908
   Policy acquisition costs deferred                          (40,573)      (52,871)      (45,848)
   Provision for deferred income tax expense                  (17,413)       (7,616)        3,474
   Depreciation                                                   678         1,038           835
   Amortization                                                (6,425)      (11,170)      (12,372)
   Change in indebtedness to/from affiliates                      312         8,420         7,795
   Change in reinsurance balances                            (120,709)      (70,137)      (74,030)
   Net loss (gain) on sale of investments                       7,523          (554)       20,986
   Other, net                                                 (50,044)      (31,306)       39,044
                                                          -----------   -----------   -----------
Net cash provided by (used in) operating activities            79,868      (147,768)       13,100
                                                          -----------   -----------   -----------
Investing activities
Purchases of: Fixed maturity and equity securities         (1,201,556)   (1,331,393)   (1,194,640)
              Mortgages                                       (26,573)      (26,470)      (13,750)
              Other investments                            (1,098,534)   (1,364,039)   (1,565,479)

Sales of:     Fixed maturity and equity securities            861,242     1,032,484       790,234
              Mortgages                                        15,209        15,866        10,261
              Other investments                             1,069,506     1,489,949     1,625,492

Redemptions and maturities of fixed maturity and equity
   securities                                                 175,503       224,051       330,371
Sales and purchases of property and equipment, net                 --            --          (108)
                                                          -----------   -----------   -----------
Net cash (used in) provided by investing activities          (205,203)       40,448       (17,619)
                                                          -----------   -----------   -----------

Financing activities
Policyholders' contract deposits                              195,738       204,112       230,097
Policyholders' contract withdrawals                           (86,977)      (87,041)     (115,136)
Dividends paid                                                     --            --      (109,900)
                                                          -----------   -----------   -----------
Net cash provided by financing activities                     108,761       117,071         5,061
                                                          -----------   -----------   -----------
(Decrease) increase in cash                                   (16,574)        9,751           542
Cash at beginning of year                                      24,385        14,634        14,092
                                                          -----------   -----------   -----------
Cash at end of year                                       $     7,811   $    24,385   $    14,634
                                                          ===========   ===========   ===========

See accompanying notes to financial statements.

        The United States Life Insurance Company in the City of New York

                       Statements of Comprehensive Income

                                                      Year ended December
                                                -------------------------------
                                                   2004       2003       2002
                                                ---------   --------   --------
                                                         (In Thousands)

Net (loss) income                               $(189,892)  $ 58,703   $ 52,529
                                                ---------   --------   --------
Other comprehensive income:

   Net change in unrealized gains on
      investments                                  26,055     33,026     91,524
   Reclassification adjustment for amounts
      included in net income                       (7,720)    (4,162)   (22,718)
   Deferred income tax expense on above
      changes                                      (6,418)   (10,112)   (24,083)
                                                ---------   --------   --------
   Other comprehensive income                      11,917     18,752     44,723
                                                ---------   --------   --------
Comprehensive (loss) income                     $(177,975)  $ 77,455   $ 97,252
                                                =========   ========   ========

See accompanying notes to financial statements.

        The United States Life Insurance Company in the City of New York

                          Notes to Financial Statements

1. Nature of Operations

The United States Life Insurance Company in the City of New York (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), whose parent is American General Corporation ("AGC"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, American General Life Insurance Company of New York ("AG New York"), an affiliated entity, merged with and into the Company. Effective December 31, 2003, North Central Life Insurance Company ("NCL"), an affiliated entity, merged with and into the Company. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying financial statements reflect the financial position, operating results and cash flows of the merged entities.

The Company offers a broad portfolio of individual life and annuity products as well as group and credit insurance. The individual life and annuity products include universal life, variable universal life, term, whole life and interest sensitive whole life as well as fixed and variable annuities. These individual life and annuity products are sold primarily to affluent markets, generally through independent general agencies and producers as well as financial institutions. The Company also provides products for preferred international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

The Company's credit products are credit life and credit accident and health policies that provide payments on loans if a borrower dies or becomes disabled. The Company markets these products to financial institutions in the state of New York.

2. Accounting Policies

2.1 Preparation of Financial Statements

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

        The United States Life Insurance Company in the City of New York

2.1 Preparation of Financial Statements (continued)

Certain items in the prior year financial statements have been reclassified to conform to the current year presentation. The reclassifications have no material effect on the Company's shareholder's equity or net income.

2.2 Insurance Contracts

The insurance contracts accounted for in these financial statements are long-duration contracts.

Contracts include traditional whole life, term life, endowment, universal life, limited payment, investment contracts, dental, AD&D, excess major medical, hospital indemnity and disability policies. Long-duration contracts generally require the performance of various functions and services over a period of more than one year.

The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.3 Investments

Fixed Maturity and Equity Securities

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2004 and 2003. Unrealized gains and losses are recorded in shareholder's equity as accumulated other comprehensive income. If the fair value of a security classified as available-for-sale declines below its amortized cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

Short-Term Investments

Short-term investments consist of money market instruments and are carried at cost, which approximates fair value.

        The United States Life Insurance Company in the City of New York

2.3 Investments (continued)

Policy Loans

Policy loans are reported at the unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made, and the balances are effectively collateralized by the cash surrender value of the policy.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of unamortized loan origination fees and costs and an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

Other Long-Term Investments

Other long-term investments consist of limited partnerships. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in earnings, consistent with the equity method of accounting.

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on

        The United States Life Insurance Company in the City of New York

2.3 Investments (continued)

Securities Lending Collateral and Securities Lending Payable (continued)

the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio.

At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding as the Company has historically closed out all dollar roll agreements at year-end.

Investment Income

Interest income is generally recorded when earned. Premiums and discounts arising from the purchase of certain mortgage and asset-backed securities are amortized into investment income over the estimated remaining term of the securities, adjusted for anticipated prepayments. The retrospective method is used to account for the impact on investment income of changes in the estimated future cash for these securities. Premiums and discounts on other fixed maturity securities are amortized using the interest method over the remaining term of the security. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

        The United States Life Insurance Company in the City of New York

2.3 Investments (continued)

Realized Investment Gains (Losses)

Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment.

As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
(ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or in the opinion of the Company's management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

2.4 Cash

Cash includes currency on hand and demand deposits with banks or other financial institutions. Short term investments are not treated as cash equivalents in the statements of cash flows, as purchases and sales of all short term investments are part of the investing activities of the Company.

2.5 Deferred Policy Acquisition Costs ("DPAC")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

DPAC associated with individual, interest-sensitive life contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with insurance

        The United States Life Insurance Company in the City of New York

2.5 Deferred Policy Acquisition Costs ("DPAC") (continued)

investment contracts is effectively charged off over the period ending one year beyond the surrender charge period. DPAC associated with other individual insurance contracts and single premium credit business is charged to expense over the premium-paying period or as the premiums are earned over the life of the contracts.

DPAC associated with interest-sensitive life contracts is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities supporting those contracts had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC on at least an annual basis. Management considers estimated future gross profits or future premiums, future lapse rates, expected mortality/morbidity, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable.

2.6 Revenue Recognition

Premiums for traditional life insurance are recognized when due. Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premium and other considerations in the statements of income. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 2.5).

Premiums for group and credit business are earned over the contract term. The portion of group and credit premiums that are not earned at the end of a reporting period are recorded as unearned premium. The Company estimates and accrues group and credit premiums due but not yet collected.

2.7 Policy and Contract Claim Reserves

The Company's insurance and annuity liabilities relate to long-duration contracts. Many contracts cannot be changed or canceled by the Company during the contract period.

Reserves for traditional life and annuity payout contracts are based on estimates of the cost of future policy benefits. Interest assumptions used to compute reserves ranged from 2.00% to 11.25% at December 31, 2004. Reserves for traditional life are determined using the net level premium method. For deferred annuities and interest sensitive life insurance policies reserves equal the sum of the policy account balance and deferred revenue charges.

        The United States Life Insurance Company in the City of New York

2.7 Policy and Contract Claim Reserves (continued)

For group and credit contracts the policy reserve is equal to the unearned premium reserves. The unearned premium reserve for group business is based on gross premium and is calculated on a pro rata basis. The unearned premium reserve for credit business is based on one of three methods, rule of 78, pro rata or mean of rule of 78 and pro rata.

Incurred but not reported claim reserves for accident and health business are based upon historical patterns demonstrated through run-out studies. Reserves for open long-term disability claims are based on the 1985 Commissioner Disability Tables, modified for Company experience. The interest rate assumption varies by year of incurral, but the average approximates 6.26%. Reserves for credit disability claims are based on the 1964 Commissioner Disability Tables, modified for Company experience, at 3.0%. LAE reserves are most material on LTD claims. These reserves are calculated as a percentage of the claim reserves based on factors derived from expense studies.

Waiver of premium reserves for life insurance are based on the 1970 Krieger table at 3% interest.

The Company applied a discount of $17.2 million to the outstanding claim reserves attributable to workers' compensation business assumed from Superior National Insurance Company described more fully in Note #13--Contingencies. The discount was calculated at a rate of 3%.

2.8 Reinsurance

The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

Recoverables are recorded for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Premiums ceded and currently due to reinsurers are recorded as reinsurance balances payable.

        The United States Life Insurance Company in the City of New York

2.9 Participating Policy Contracts

The portion of earnings allocated to participating policyholders that cannot be expected to inure to the shareholder is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.1 million and $3.7 million in 2004, 2003 and 2002, respectively, and are included in death and other benefits in the statements of income.

2.10 Income Taxes

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. The Company has not recorded any valuation allowances as of December 31, 2004 or 2003.

2.11 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows, investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps.

The Company recognizes all derivatives in the balance sheet at fair value and utilizes hedge accounting. This means that, to the extent the hedge is deemed to be effective, the accounting for the derivative mirrors the accounting for the financial instruments being hedged.

On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability. It is a cash flow hedge if the variability of cash flows to be received or paid related to a recognized asset or liability. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings to the extent the losses or gains of the hedged

        The United States Life Insurance Company in the City of New York

2. Accounting Policies (continued)

2.11 Derivatives (continued)

asset or liability are so recorded. Certain derivative gains or losses on fair value and cash flow hedges are recorded in other comprehensive income until such point that earnings are affected by the fair value changes and cash flows of the hedged asset or liability.

The Company documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. The process includes linking all derivatives that are designated as hedged to specific assets or liabilities on the balance sheet. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values and cash flows of hedged items. On a quarterly basis the Company evaluates and assesses ongoing compliance with regulatory limits on derivative holdings.

During 2004, there were no hedges discontinued or otherwise no longer qualified as hedges. Any gain or loss resulting from such early terminations would be deferred and amortized into income over the remaining term of the hedged instrument. Were such hedged instruments subsequently extinguished or sold, any related gain or loss deferred from the swap would be recognized immediately into income.

2.12 Recently Issued Accounting Standards

In January 2003, FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference

        The United States Life Insurance Company in the City of New York

2.12 Recently Issued Accounting Standards (continued)

between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

The following VIE activities are not consolidated by the Company under FIN46R:

     i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to its variable annuity and variable life contracts and secondary guarantees on interest sensitive life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $130 thousand to reflect this liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest

        The United States Life Insurance Company in the City of New York

2.12 Recently Issued Accounting Standards (continued)

were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The Company is currently evaluating the effect of implementation of this TPA in its operations on the Company's financial position or results of operations.

In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of

        The United States Life Insurance Company in the City of New York

2.12 Recently Issued Accounting Standards (continued)

AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believes the impact will not be material to AIG's or the Company's results of operations.

2.13 Separate Account Business

Separate Accounts are assets and liabilities associated with variable universal life and variable annuities for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains, and deposits and withdrawals related to Separate Accounts are excluded from the Company's financial statements. The assets of each account are legally segregated and are not subject to claims that arise out of the Company's other business. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows:

                                         2004       2003       2002
                                       --------   --------   --------
                                               (In Thousands)
Investment income:
   Fixed maturities                    $196,757   $200,784   $200,492
   Equity securities                        600      2,277        159
   Mortgage loans on real estate         10,718     10,475     10,090
   Policy loans                          12,867     13,344     12,525
   Other long-term investments            5,732      1,430        (26)
   Short-term investments                   792      2,092      3,474
   Investment income from affiliates      2,138      2,132      2,847
                                       --------   --------   --------
Gross investment income                 229,604    232,534    229,561
Investment expenses                       2,907      3,471      4,098
                                       --------   --------   --------
Net investment income                  $226,697   $229,063   $225,463
                                       ========   ========   ========

        The United States Life Insurance Company in the City of New York

3.2 Investment Gains and Losses

The net realized (losses) gains by type of investment are summarized below:

                                            2004       2003       2002
                                          --------   --------   --------
Realized (losses) gains on investments:           (In Thousands)
Fixed maturities:
   Gross gains                            $ 11,176   $ 31,752   $ 20,653
   Gross losses                            (16,808)   (26,565)   (36,370)
   DPAC                                         --         --     (4,375)
                                          --------   --------   --------
Total fixed maturities                      (5,632)     5,187    (20,092)
Other investments                           (1,891)    (4,633)      (894)
                                          --------   --------   --------
Net realized investment (losses) gains    $ (7,523)  $    554   $(20,986)
                                          ========   ========   ========

During 2004, 2003 and 2002, the Company's realized losses included write-downs of $6.6 million, $17.0 million and $19.9 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed to be other than temporary. Additionally, in 2004, 2003 and 2002 the Company's realized losses included write-downs of $1.7 million, $4.6 million and $1.0 million, respectively, related to other than temporary declines in other long term investments.

The following table summarizes the gross unrealized losses and cost on investment securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized position, at December 31, 2004:

                         12 Months or Less     Greater than 12 Months           Total
                       ---------------------   ----------------------   ---------------------
                         Fair     Unrealized      Fair    Unrealized      Fair     Unrealized
  (In Thousands)         Value      Losses       Value      Losses        Value      Losses
                       --------   ----------    -------   ----------    --------   ----------
December 31, 2004
   Fixed Maturities    $276,478     $10,109     $78,464     $6,975      $354,942     $17,084
   Equity Securities      1,293         175          --         --         1,293         175
   Other Long Term
      Investments            --          --       2,859        524         2,859         524
                       --------     -------     -------     ------      --------     -------
   Total               $277,771     $10,284     $81,323     $7,499      $359,094     $17,783
                       ========     =======     =======     ======      ========     =======

The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

        The United States Life Insurance Company in the City of New York

3.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2004 and 2003 were as follows:

                                                      Gross        Gross
                                       Amortized   Unrealized   Unrealized      Fair
                                         Cost         Gain         Loss         Value
                                      ----------   ----------   ----------   ----------
                                                        (In Thousands)
December 31, 2004
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $1,914,639    $177,263     $ (8,985)   $2,082,917
      Below investment-grade             292,135      26,201       (6,322)      312,014
   Mortgage-backed securities*           530,531      20,617       (1,556)      549,592
   U.S. government obligations            58,118       3,828           --        61,946
   Foreign governments                    20,338       2,179           --        22,517
   State and political subdivisions       31,014       2,641         (221)       33,434
                                      ----------    --------     --------    ----------
Total fixed maturity securities       $2,846,775    $232,729     $(17,084)   $3,062,420
                                      ==========    ========     ========    ==========
Equity securities                     $    8,166    $  1,012     $   (175)   $    9,003
                                      ==========    ========     ========    ==========

                                                      Gross        Gross
                                       Amortized   Unrealized   Unrealized      Fair
                                         Cost         Gain         Loss         Value
                                      ----------   ----------   ----------   ----------
                                                        (In Thousands)
December 31, 2003
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $2,013,162    $174,118     $(14,821)   $2,172,459
      Below investment-grade             206,555      17,142       (8,909)      214,788
   Mortgage-backed securities*           353,067      16,140         (864)      368,343
   U.S. government obligations            62,551       5,383          (10)       67,924
   Foreign governments                    24,319       2,405           --        26,724
   State and political subdivisions       16,012       2,131          (22)       18,121
                                      ==========    ========     ========    ==========
Total fixed maturity securities       $2,675,666    $217,319     $(24,626)   $2,868,359
                                      ==========    ========     ========    ==========
Equity securities                     $    3,225    $    824     $     (9)   $    4,040
                                      ==========    ========     ========    ==========

* Primarily include pass-through securities guaranteed by the U.S. government and government agencies for both December 31, 2004 and 2003.

        The United States Life Insurance Company in the City of New York

3.3 Fixed Maturity and Equity Securities (continued)

The contractual maturities of fixed maturity securities at December 31, 2004 and 2003 were as follows:

                                                                   2004
                                                         -----------------------
                                                          Amortized     Market
                                                            Cost         Value
                                                         ----------   ----------
                                                              (In Thousands)
Fixed maturity securities, excluding mortgage-
   backed securities:
      Due in one year or less                            $   76,866   $   78,328
      Due after one year through five years                 233,346      257,544
      Due after five years through ten years                799,112      864,340
      Due after ten years                                 1,206,919    1,312,632
Mortgage-backed securities                                  530,532      549,576
                                                         ----------   ----------
Total fixed maturity securities                          $2,846,775   $3,062,420
                                                         ==========   ==========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $1.03 billion, $1.04 billion and $1.12 billion during 2004, 2003 and 2002, respectively.

3.4 Unrealized Gains and Losses

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholder's equity at December 31 were as follows:

                                                   2004       2003       2002
                                                 --------   --------   ---------
                                                          (In Thousands)

Gross unrealized gains                           $235,110   $218,143   $220,994
Gross unrealized losses                           (17,783)   (27,531)   (53,233)
DPAC and other fair value adjustments             (77,013)   (68,633)   (74,646)
Deferred federal income taxes                     (49,121)   (42,703)   (32,591)
                                                 --------   --------   --------
Net unrealized gains on securities               $ 91,193   $ 79,276   $ 60,524
                                                 ========   ========   ========

        The United States Life Insurance Company in the City of New York

3.5 Non-Income Producing Assets

The amount of non-income producing assets was insignificant.

3.6 Investments Greater Than 10% of Shareholder's Equity

There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholder's equity as of December 31, 2004, other than the Senior Promissory Note from American General Corporation of $122 million as reported in Note 7.

4. Deferred Policy Acquisition Costs

The balance of DPAC at December 31 and the components of the change in the balance for the years then ended were as follows:

                                                   2004       2003       2002
                                                 --------   --------   --------
                                                         (In Thousands)

Balance at January 1                             $179,585   $186,776   $239,301
Capitalization                                     40,573     49,478     49,241
Amortization                                      (64,605)   (63,482)   (64,908)
Effect of unrealized gains and losses on
   securities                                      (7,736)     6,813    (32,483)
Effect of realized gains and losses                    --         --     (4,375)
                                                 --------   --------   --------
Balance at December 31                           $147,817   $179,585   $186,776
                                                 ========   ========   ========

5. Policyholders' Contract Deposits and Future Policy Benefits

The analysis of the policyholders' contract deposits and future policy benefits at December 31, 2004 and 2003 follows:

                                                            2004         2003
                                                         ----------   ----------
                                                              (In Thousands)
Policyholders' contract deposits:
Annuities                                                $  377,455   $  377,385
Universal life                                            1,498,377    1,441,429
Other investment contracts                                  211,498      168,519
                                                         ----------   ----------
                                                         $2,087,330   $1,987,333
                                                         ==========   ==========

        The United States Life Insurance Company in the City of New York

                               2004         2003
                            ----------   ----------
                                 (In Thousands)
Future policy benefits:
Ordinary life               $  511,285   $  483,936
Group life                      79,395       78,936
Life contingent annuities      178,775      193,521
Accident and health            733,588      500,126
                            ----------   ----------
                            $1,503,043   $1,256,519
                            ==========   ==========

(a) The liability for policyholders' contract deposits has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0% to 5.0%. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6% grading to zero over a period of 6 to 7 years.

     (ii) Interest rates on corporate-owned life insurance business are guaranteed at 4.00% and the weighted average rate credited in 2004 was 4.25%.

     (iii) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 3.9% to 5.6% and guarantees ranging from 3.0% to 5.0% depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 16.0% of the fund balance and grade to 0% over a period not longer than 19 years.

(b) The liability for future policy benefits has been established based upon the following assumptions:

Interest rates on immediate annuities, which vary by year of issuance and products, range from 2.50% to 11.25%.

Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 4.1%.

        The United States Life Insurance Company in the City of New York

6. Federal Income Taxes

6.1 Tax Liabilities

Income tax liabilities were as follows:

                                        December 31
                                    -------------------
                                       2004       2003
                                    ---------   -------
                                       (In Thousands)
Current tax (receivable)            $(112,476)  $(1,536)
Deferred tax liability                    776     8,800
                                    ---------   -------
Income taxes (receivable) payable   $(111,700)  $ 7,264
                                    =========   =======

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                         2004       2003
                                                       --------   --------
                                                          (In Thousands)
Deferred tax assets applicable to:
Policy reserves                                        $(79,845)  $(76,829)
Other                                                    (2,042)    (2,452)
                                                       --------   --------
Total deferred tax assets before valuation allowance    (81,887)   (79,281)
                                                       --------   --------

Deferred tax liabilities applicable to:
Deferred policy acquisition costs                         5,808     16,915
Basis differential of investments                        21,927     20,582
Net unrealized gains on debt and equity securities
   available  for sale                                   49,183     42,704
Other                                                     5,745      7,880
                                                       --------   --------
Total deferred tax liabilities                           82,663     88,081
                                                       --------   --------
Net deferred tax liabilities                           $    776   $  8,800
                                                       ========   ========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $48 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $17 million. The American Jobs Creation Act of 2004

        The United States Life Insurance Company in the City of New York

6.1 Tax Liabilities (continued)

modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

6.2 Tax Expense

Components of income tax expense (benefit) for the years were as follows:

                                    2004       2003      2002
                                 ---------   -------   -------
                                         (In Thousands)
Current tax (benefit) expense    $ (90,601)  $33,217   $21,319
Deferred tax (benefit) expense     (17,413)   (7,616)    3,474
                                 ---------   -------   -------
Income tax (benefit) expense     $(108,014)  $25,601   $24,793
                                 =========   =======   =======

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                2004       2003       2002
                                             ---------   --------   --------
                                                      (In Thousands)
Income tax at statutory percentage of GAAP
   pretax (loss) income                      $(104,222)  $ 29,507   $ 27,063
Adjustments related to IRS settlement               --     (3,561)    (2,589)
Dividends received deduction                        (6)      (163)       (37)
Tax-exempt investment income                       (72)       (77)        (4)
Prior year true-ups                             (3,714)       (65)       (15)
Other                                               --        (40)       375
                                             ---------   --------   --------
Income tax (benefit) expense                 $(108,014)  $ 25,601   $ 24,793
                                             =========   ========   ========

The other balance relates primarily to the reduction of certain tax liabilities that were recorded for prior years following the completion of the tax examinations discussed in Note 6.4.

        The United States Life Insurance Company in the City of New York

6.3 Tax Paid

Income taxes paid amounted to approximately $17.5 million, $41.2 million and $12.6 million in 2004, 2003 and 2002, respectively.

6.4 Tax Return Examinations

The Internal Revenue Service (IRS) is currently examining the Company's tax returns for the tax years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6.5 Tax Sharing Agreement

The Company joins in the filing of a consolidated federal income tax return with AGC Life and its life insurance subsidiaries. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits, if any, from net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group within ninety days after the filing of the consolidated federal income tax return for the year in which the losses and credits are used.

7. Transactions With Affiliates

On September 25, 2001, the Company purchased a Senior Promissory Note from American General Corporation in the amount of $5 million. American General Corporation was the Company's ultimate parent prior to its acquisition by AIG on August 29, 2001. The note matures on September 15, 2006 and pays semi-annual interest at a rate equal to 1-month LIBOR plus 50 basis points.

On December 27, 2001, the Company purchased a Senior Promissory Note from American General Corporation in the amount of $117 million. American General Corporation was the Company's ultimate parent prior to its acquisition by AIG on August 29, 2001. The note matures on December 27, 2006 and pays semi-annual interest at a rate equal to 1-month LIBOR plus 50 basis points.

        The United States Life Insurance Company in the City of New York

The Company owns 192 shares of the common stock of its ultimate parent, AIG. These securities are listed on the New York Stock Exchange and are therefore readily marketable. The value of these shares at December 31, 2004 was approximately $13 thousand.

The Company is party to various cost sharing agreements with its affiliates. During 2004, 2003 and 2002, the Company was charged $130.9 million, $122.9 million and $112.3 million, respectively, for expenses incurred by affiliates on its behalf. During 2002, the Company received reimbursements of $1.6 million for services that it provided on behalf of its affiliates. The Company did not receive reimbursements for services in 2004 or 2003.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

The Company has also entered into reinsurance agreements with certain affiliates. Please refer to Note 14.

8. Accident and Health Reserves

Activity in the liability for policy and contract claims for the Company's accident and health coverage is summarized as follows:

                                                                2004       2003       2002
                                                              --------   --------   -------
Balance as of January 1, net of reinsurance recoverable       $ 25,975   $ 21,211   $18,250
                                                              --------   --------   -------
Add: Incurred losses (1)                                       341,335     31,179    25,635
                                                              --------   --------   -------
Deduct: Paid losses related to:
Current year                                                     6,652     10,694     9,089
Prior years                                                     17,117     15,721    13,585
                                                              --------   --------   -------
Total paid losses                                               23,769     26,415    22,674
                                                              --------   --------   -------
Balance as of December 31, net of reinsurance recoverable      343,541     25,975    21,211
Reinsurance recoverable                                         30,584     78,295    40,793
                                                              --------   --------   -------
Balance as of December 31, gross of reinsurance recoverable   $374,125   $104,270   $62,004
                                                              ========   ========   =======

(1) Substantially all of the Company's incurred claims and claim adjustment expenses relate to the respective current year.

        The United States Life Insurance Company in the City of New York

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

9. Benefit Plans

Effective January 1, 2002, as a result of AIG's acquisition of American General Corporation, substantially all of the Company's employees are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

The Company maintains a defined contribution retirement plan for the benefit of its sales agents and managers. Investments in the plan currently consist of cash deposits that earn interest at a rate of 5.30% per year and shares of AIG stock. As of December 31, 2004 and 2003, the liabilities associated with this plan were $16.3 million and $18.8 million, respectively.

        The United States Life Insurance Company in the City of New York

10. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                                 2004                2003
                                          -----------------   -----------------
                                           Fair    Carrying    Fair    Carrying
                                           Value    Amount     Value    Amount
                                          ------   --------   ------   --------
                                            (In Millions)       (In Millions)

Assets:
   Fixed maturity and equity securities   $3,071    $3,071    $2,872    $2,872
   Mortgage loans on real estate             161       154       153       142
   Policy loans                              219       195       212       193
   Other long term investments                18        18        18        18
   Short term investments                     22        22         4         4

Liabilities:
   Insurance investment contracts            540       530       514       502

The following methods and assumptions were used to estimate the fair value of financial instruments:

Fixed Maturity and Equity Securities

Fair values for fixed maturity securities were based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

Fair values for equity securities were based upon quoted market prices.

        The United States Life Insurance Company in the City of New York

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

Other Long Term Investments

Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by its general partners.

Short Term Investments

The carrying value reported in the balance sheet for these instruments approximates fair value.

Insurance Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

11. Statutory Financial Information; Dividend Paying Capability

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York State Insurance Department (NYSID). There were no material permitted practices utilized by the Company in 2004, 2003 or 2002.

Effective January 1, 2001, the Codification of Statutory Accounting Principles ("Codification") guidance replaced the Accounting Practices and Procedures manual as the primary guidance on statutory accounting. The NYSID requires companies to prepare their statutory-basis financial statements in accordance with Codification, except where it conflicts with provisions of the New York Insurance Law. Although the NYSID initially chose not to adopt the provisions of Codification that relate to the recording of deferred tax assets, they decided to do so in 2002. Therefore, the company recorded an additional gain to surplus of $47.8 million as of December 31, 2002.

        The United States Life Insurance Company in the City of New York

Statutory accounting practices for the Company differ from generally accepted accounting principles as follows: (1) fixed maturities available for sale are not recorded at market value; (2) policy acquisition costs are charged against operations instead of being deferred and amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves are adjusted based upon mortality, lapse and interest rate assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes provided for temporary differences between the bases of assets and liabilities for financial reporting and tax purposes are subject to certain limitations and are charged directly to surplus; (5) future policy benefits, policyholder contract deposits, policy and contract claims and unearned premiums are presented net of ceded reinsurance; (6) asset value and interest maintenance reserves are established using prescribed formulas.

The Company's policyholders' surplus and net income, as determined in accordance with statutory accounting practices, is summarized as follows:

                                       2004       2003       2002
                                    ---------   --------   --------
                                             (In Thousands)

Statutory net income for the year   $(228,568)  $ 47,604   $ 66,464
Statutory surplus at year-end       $ 269,996   $360,695   $306,275

The maximum amount of dividends that can be paid by the Company without the prior approval of the New York State Superintendent of Insurance in a calendar year is the lesser of: (1) 10% of surplus as regards policyholders as of the immediately preceding calendar year or (2) the net gain from operations of such insurer for the immediately preceding calendar year.

The Company did not pay any dividends in 2004 or 2003. USL paid $90.9 million and NCL paid $19.0 million in dividends to AGC Life in 2002. The amounts paid in 2002 represented extraordinary dividends, for which the Companies received the necessary approvals from the New York and Minnesota Insurance Departments, respectively.

As of December 31, 2004 and 2003, the Company held fixed maturity securities with a carrying value of $394 million and $395 million, respectively, to satisfy the requirements of various state insurance departments.

        The United States Life Insurance Company in the City of New York

12. Leases

The Company has various leases for office space and facilities. The Company's future minimum rental commitments under noncancellable leases are presented below:

Year ended    Gross Rent   Sublease   Net Rent
December 31     Expense     Rentals    Expense
-----------   ----------   --------   --------
                       (In Thousands)

2005            $ 4,781     $2,620     $ 2,161
2006              4,645      2,621       2,024
2007              2,520         --       2,520
2008              2,520         --       2,520
2009              2,880         --       2,880
Thereafter       11,520         --      11,520
                -------     ------     -------
   Total        $28,866     $5,241     $23,625
                =======     ======     =======

Net rent expense incurred in 2004, 2003 and 2002 was $1.9 million, $2.7 million and $4.1 million, respectively.

13. Contingencies

The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

From time to time in the normal course of business, the Company issues commitments to purchase various investments such as corporate securities, mortgage loans, etc. At December 31, 2004, the Company had $6.5 million of unfunded commitments.

At December 31, 2004, the Company had not received notification of any insurance company insolvencies that are expected to result in a material guaranty fund assessment against the Company at some future date.

        The United States Life Insurance Company in the City of New York

In 1997, USLIFE Corporation entered the workers' compensation reinsurance business. In 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest contract written was a quota share reinsurance agreement with Superior National Insurance Group, Inc., Centre Insurance Company, and Converium Insurance (North America) (collectively, "Superior National"), effective May 1, 1998. On November 29, 1999, the Company initiated an arbitration proceeding to rescind this contract from its inception, based in part on misrepresentations and nondisclosures which the Company believed were made by Superior National.

In 2000, the California Department of Insurance ordered seizure of certain of Superior National's insurance subsidiaries as a result of their financial condition and Superior National Insurance Group, Inc. voluntarily filed for bankruptcy.

As a result of the May 1, 1998 reinsurance agreement with Superior National, the Company is subject to a statutory requirement to fund a California Special Schedule P deposit. The Company established a Special Schedule P deposit for the May 1, 1998 reinsurance agreement as required in June 1999. In September 2003, the California Department of Insurance, for the first time, demanded that the amount on deposit be increased. In October 2003, the Company entered into a formal stipulation agreement with the Insurance Commissioner, "so ordered" by the California Superior Court, whereby the Company agreed to transfer certain assets into a Special Schedule P trust in response to the Department's demand, without prejudice to the rights of the Company or the Department to request an adjustment to the amount of the transfer following an inspection by the Company of the relevant books and records. The stipulation and order specifies that the funds put on deposit cannot be withdrawn by the Commissioner until after a final award is made in the arbitration. Per the stipulation agreement, an award will be deemed final upon the issuance of the award and the resolution of all post-award proceedings, including any motion to vacate or confirm the award and any appeals therefrom.

On March 30, 2004, the Company settled its dispute with Centre Insurance Company, the financial impact of which was reflected in the year ended December 31, 2003 financial statements.

On December 30, 2004, the arbitration panel issued a Final Interim Award. By a 2-1 majority, the panel denied the Company's claim for rescission, but "reformed" the May 1, 1998 contract to reduce the Company's liability by 10% in each of the three treaty periods.

On January 26, 2005, the Company settled its dispute with Converium Insurance (North America), the financial impact of which is reflected in the 2004 charges described below.

        The United States Life Insurance Company in the City of New York

On January 27, 2005, the Company filed a motion to vacate the award. By order dated March 15, 2005, the district court denied the Company's motion. The Company will pursue an appeal of the order to the United States Court of Appeals for the Ninth Circuit. In addition, the arbitration panel established a schedule for determining what amounts are properly payable under the contract, and the Company will pursue all of its rights in this regard.

Based on the arbitration panel's ruling, the Company determined that its previous accounting, which assumed the contract was rescinded, was no longer supportable. Accordingly, the Company has recorded the premiums and benefits and other expenses related to the workers' compensation business in the period ended December 31, 2004 in the amount of $270 million and $640 million, respectively, for a net pretax charge of $370 million. This net charge includes a charge for the Converium settlement and reflects consideration of certain retrocessional protections. Amounts recorded for ultimate losses under these contracts represent management's best estimates as of December 31, 2004, assuming the legal steps noted above are wholly or mainly unsuccessful. However, due to the uncertainty involved in estimating these ultimate losses as well as the ultimate collectibility of various reinsurance coverages, it is possible that additional losses which may be material to the Company's statement of operations will be incurred in future periods. Currently, management does not expect these additional losses to exceed $210 million.

American General Corporation has committed to make contributions to the capital of the Company sufficient to meet its obligations under the treaty. The Company, with the approval of the New York State Department of Insurance, recorded a $120 million capital contribution as of December 31, 2004. On February 10, 2005, the Company received such capital contribution from its parent. The Company, following appropriate regulatory approval, is expected to receive an additional capital contribution of $130 million in early May. The total of the capital contributions, $250 million, is the approximate after-tax charge of the $370 million discussed above.

The Company is also party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, management believes that the total amounts ultimately paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's operating results or financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given suit.

        The United States Life Insurance Company in the City of New York

14. Reinsurance

The Company's group business is primarily reinsured with an affiliated entity, American General Assurance Company ("AGAC"). Effective January 1, 1998, the Company entered into an agreement to cede 49% of its credit life and credit accident and health business to AGAC. The Company subsequently entered into another agreement on October 1, 1998 to cede 49% of its New York and 100% of its non-New York group life (excluding permanent policies) and group accident and health business to AGAC. This agreement required AGAC to pay the Company a ceding commission of $13 million at the inception.

In December 2002 the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("ALB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, ALB reinsures a 90% quota share of the Company's liability on virtually all level term products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. Under the agreement, the Company will retain the assets supporting the reserves ceded to ALB. At December 31, 2004 and 2003, these assets and the related reserves totaled approximately $14.2 million and $3.9 million, respectively.

The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The impact of the agreement on the Company's consolidated results of operations for the years ended December 31, 2004 and 2003 was an after-tax expense of approximately $690 thousand and $292 thousand, respectively, representing the risk charge associated with the coinsurance agreement.

The effect of reinsurance transactions on group and individual premiums and life insurance in force for the years ended December 31, 2004, 2003 and 2002 is presented below:

                                                                                   Percentage of
                                                                                  Amount Assumed
December 31, 2004             Gross          Ceded        Assumed       Net           to Net
-----------------------   ------------   -------------   --------   -----------   --------------
    (In Thousands)
Life Insurance in Force   $140,259,593   $(106,911,901)  $ 20,706   $33,368,398         0.1%
                          ============   =============   ========   ===========
Premiums:
   Life                   $    434,350   $    (218,115)  $    114   $   216,349         0.1%
   Accident and Health         448,524        (541,016)   420,365       327,873       128.2%
   Annuity                      17,016             (41)        --        16,975         0.0%
                          ------------   -------------   --------   -----------
   Total Premiums         $    899,890   $    (759,172)  $420,479   $   561,197        74.9%
                          ============   =============   ========   ===========

        The United States Life Insurance Company in the City of New York

                                                                                 Percentage of
                                                                                Amount Assumed
December 31, 2003             Gross          Ceded      Assumed       Net           to Net
-----------------------   ------------   ------------   -------   -----------   --------------
    (In Thousands)
Life Insurance in Force   $129,814,185   $(96,226,940)  $43,291   $33,630,536        0.1%
                          ============   ============   =======   ===========
Premiums:
   Life                   $    433,646   $   (212,329)  $   609   $   221,926        0.3%
   Accident and Health         463,978       (403,711)    2,107        62,374        3.4%
   Annuity                      19,478            (15)        1        19,464        0.0%
                          ------------   ------------   -------   -----------
   Total Premiums         $    917,102   $   (616,055)  $ 2,717   $   303,764        0.9%
                          ============   ============   =======   ===========

                                                                                 Percentage of
                                                                                Amount Assumed
December 31, 2002             Gross          Ceded      Assumed       Net           to Net
-----------------------   ------------   ------------   -------   -----------   --------------
    (In Thousands)
Life Insurance in Force   $108,991,814   $(76,813,308)  $35,408   $32,213,914         0.1%
                          ============   ============   =======   ===========
Premiums:
   Life                   $    396,794   $   (186,441)  $   617   $   210,970         0.3%
   Accident and Health         411,215       (358,875)    8,509        60,849        14.0%
   Annuity                      22,665             --        --        22,665         0.0%
                          ------------   ------------   -------   -----------
   Total Premiums         $    830,674   $   (545,316)  $ 9,126   $   294,484         3.1%
                          ============   ============   =======   ===========

For the years ended December 31, 2004, 2003 and 2002, reinsurance recoveries reduced death and other benefits by $489 million, $435 million and $404 million, respectively.

Information related to intercompany reinsurance is as follows:

                                            2004       2003       2002
                                          --------   --------   --------
                                                  (In Thousands)
Premium ceded                             $532,166   $532,616   $461,648
Benefits ceded                             399,313    408,999    332,263
Commissions and expenses charged           172,619    157,217    137,911

Reinsurance recoverable - paid losses          892        809        575
Reinsurance recoverable - unpaid losses    743,671    680,299    580,147
Reinsurance payables                        94,184    101,025     71,889

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements:

     Audited consolidated financial statements of The United States Life Insurance Company in the City of New York for the year ended December 31, 2004 are included in Part B of the Registration Statement.

(b)  Exhibits:

     (1) The United States Life Insurance Company in the City of New York Board of Directors resolution authorizing the establishment of The United States Life Insurance Company in the City of New York Separate Account USL VA-R. (1)

     (2)           N/A

     (3)(a) Distribution Agreement between The United States Life Insurance Company in the City of New York and American General Equity Services Corporation, effective October 1, 2002. (3)

     (3)(b)        Form of Selling Group Agreement. (3)

     (3)(c) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Contracts" in the Statement of Additional Information that is filed as part of this Registration Statement).

     (4)(a) Specimen Form of Single Premium Immediate Variable Annuity Contract, Form No. 03017N. (Filed herewith)

     (5)(a) Form of Single Premium Immediate Annuity Application, Form No. USL0354-33 Rev0703. (10)

     (5)(b) Form of Single Premium Immediate Variable Annuity Application Supplement for Variable Contracts, Form No. AGLC100819-33 Rev0904. (Filed herewith)

     (5)(c) Form of Service Request for Single Premium Immediate Variable Annuity, Form No. AGLC101316. (Filed herewith)

     (5)(d) Form of Withdrawal Form for Single Premium Immediate Variable Annuity, Form No. AGLC101318. (Filed herewith)

     (5)(e) Form of Customer Service Form for Single Premium Immediate Variable Annuity, Form No. AGLC101320. (Filed herewith)

     (6)(a) Copy of the Restated Charter of The United States Life Insurance Company in the City of New York. (11)

     (6)(b) Copy of the Amended and Restated Bylaws of The United States Life Insurance Company in the City of New York dated July 25, 2002. (2)

     (7)           N/A

     (8)(a) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and American General Life Companies, effective February 1, 2004. (12)

     (8)(b)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (8)(b)(ii) Form of Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (7)

     (8)(b)(iii) Form of Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (2)

     (8)(c) Form of Participation Agreement by and among The Alger American Fund, The United States Life Insurance Company in the City of New York and Fred Alger & Company, Incorporated.
                   (2)

     (8)(d)(i) Form of Shareholder Services Agreement by and between The United States Life Insurance Company in the City of New York and American Century Investment Services, Inc. (5)

     (8)(d)(ii)    Form of Amendment No. 1 to Shareholder Services Agreement by
                   and
                   between The United States Life Insurance Company in the City of New York and American Century Investment Services, Inc.
                   (10)

     (8)(e)(i) Form of Participation Agreement by and Among The United States Life Insurance Company in the City of New York and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (5)

     (8)(e)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The United States Life Insurance Company in the City of New York and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (10)

     (8)(f)(i) Form of Fund Participation Agreement Between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (6)

     (8)(f)(ii) Form of Amendment No. 1 to Fund Participation Agreement Between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (10)

     (8)(g)(i) Form of Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                   (5)

     (8)(g)(ii) Form of Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (2)

     (8)(h)(i) Form of Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                   (5)

     (8)(h)(ii) Form of Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (2)

     (8)(i)(i) Form of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                   (2)

     (8)(i)(ii) Form of First Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and The

                   United States Life Insurance Company in the City of New York effective September 5, 2003. (13)

     (8)(j) Form of Amended and Restated Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of September 5, 2003. (12)

     (8)(k)(i) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York, Janus Aspen Series and Janus Distributors, Inc. Series. (5)

     (8)(k)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York, Janus Aspen Series and Janus Distributors, Inc. Series. (2)

     (8)(l) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and J.P. Morgan Series Trust II. (5)

     (8)(m)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (6)

     (8)(m)(ii) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (5)

     (8)(m)(iii) Form of Amendment No. 2 to Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (2)

     (8)(n)(i) Form of Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(n)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(o) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc.
                   (2)

     (8)(p)(i) Form of Participation Agreement by and Among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.
                   (5)

     (8)(p)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (10)

     (8)(q)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and The United States Life Insurance Company in the City of New York. (6)

     (8)(q)(ii) Form of Amendment No. 1 to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and The United States Life Insurance Company in the City of New York.
                   (10)

     (8)(r) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. (2)

     (8)(s)(i) Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (9)

     (8)(s)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The Universal Institution Funds, Inc., Van Kampen Funds Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (6)

     (8)(s)(iii) Form of Amendment No. 3 to Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (7)

     (8)(s)(iv) Form of Amendment No. 4 to Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (2)

     (8)(t)(i) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (6)

     (8)(t)(ii) Form of First Amendment to Participation Agreement Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (5)

     (8)(t)(iii) Form of Second Amendment to Participation Agreement Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (10)

     (8)(u)(i) Form of Participation Agreement among Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (5)

     (8)(u)(ii) Form of Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (Filed herewith)

     (8)(v)(i) Participation Agreement by and Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds Inc.
                   (9)

     (8)(v)(ii) Form of Amendment No. 2 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds, Inc. (4)

     (8)(v)(iii) Form of Amendment No. 3 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, American

                   General Securities, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds, Inc.
                   (2)

     (8)(w) Form of Amended and Restated Administrative Services Agreement between The United States Life Insurance Company in the City of New York and A I M Advisors, Inc., dated as of April 1, 2004. (12)

     (8)(x)(i) Form of Agreement with Respect to Trademarks and Fund Names by and among A I M Distributors, Inc., AIM Variable Insurance Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated, effective August 1, 2003. (2)

     (8)(x)(ii) Form of Amendment No. 1 to Agreement with Respect to Trademarks and Fund Names by and among A I M Distributors, Inc., AIM Variable Insurance Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (2)

     (8)(x)(iii) Form of Amendment No. 2 to Agreement with Respect to Trademarks and Fund Names by and among A I M Management Group Inc., A I M Distributors, Inc., AIM Variable Insurance Funds, The United States Life Insurance Company in the City of New York and American General Equity Services Corporation. (12)

     (8)(y) Form of Services Agreement Class O between Fred Alger Management, Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(z) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Credit Suisse Asset Management, LLC. (5)

     (8)(aa) Form of Administrative Services Agreement between The Dreyfus Corporation and The United States Life Insurance Company in the City of New York. (6)

     (8)(bb) Form of Service Contract by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(cc) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(dd)(i) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (8)

     (8)(dd)(ii) Form of Amendment to Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (2)

     (8)(ee) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(ff) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Morgan Guaranty Trust Company of New York. (5)

     (8)(gg) Form of Administrative Services Agreement by and between Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(hh) Form of Administrative Services Agreement by and among The United States Life Insurance Company in the City of New York and OppenheimerFunds, Inc. (2)

     (8)(ii) Form of Services Agreement by and between Pacific Investment Management Company LLC and The United States Life Insurance Company in the City of New York. (5)

     (8)(jj) Form of PIMCO Variable Insurance Trust Services Agreement by and between The United States Life Insurance Company in the City of New York and PIMCO Variable Insurance Trust. (5)

     (8)(kk)(i) Form of Administrative Services Agreement by and among Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP and The United States Life Insurance Company in the City of New York. (6)

     (8)(kk)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and among Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP and The United States Life Insurance Company in the City of New York. (2)

     (8)(ll)(i) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc., dated as of December 1, 1999.
                   (2)

     (8)(ll)(ii) Form of Amendment No. 1 to Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc. (2)

     (8)(mm) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and The United States Life Insurance Company in the City of New York. (12)

     (8)(nn) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and The United States Life Insurance Company in the City of New York. (14)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (10)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

     (11)          N/A

     (12)          N/A

----------
(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333- 63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on September 18, 1998.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on September 5, 2003.

(3) Incorporated by reference to Post-Effective Amendment No. 1 of Form N-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on February 18, 2003.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 26, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 2 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 20, 2000.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on November 5, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 4 of Form N-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 29, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on December 4, 2001.

(9) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 26, 1999.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-109499) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on December 18, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 3, 2004.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105762) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 2, 2005.

(13) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109499) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 3, 2004.

(14) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105762) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on June 16, 2004.

Item 25. Directors and Officers of the Depositor

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
Rodney O. Martin, Jr.         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff           Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                Director, Chief Executive Officer and President - Individual
830 Third Avenue              Insurance Operations
New York, NY 10022

Marion E. Fajen               Director
5608 N. Waterbury Road
Des Moines, IA 50312

Patrick J. Foley              Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell III          Director
419 West Beach Road
Charlestown, RI 02813

Stephen A. Gold               Director, President and Chief Executive Officer
70 Pine Street
New York, NY 10270

Jack R. Harnes                Director
70 Pine Street
New York, NY 10270

David L. Herzog               Director
2929 Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
John I. Howell                Director
Indian Rock Corporation
263 Glenville Rd, 2nd Floor
Greenwich, CT 06831

Donald P. Kanak, Jr.          Director
70 Pine Street
New York, NY 10270

Ernest T. Patrikis            Director
70 Pine Street
New York, NY 10270

Gary D. Reddick               Director, Chief Administrative Officer and Executive Vice
2929 Allen Parkway            President
Houston, TX 77019

Martin J. Sullivan            Director
70 Pine Street
New York, NY 10270

Christopher J. Swift          Director, Chief Financial Officer and Executive Vice
2929 Allen Parkway            President
Houston, TX 77019

James W. Weakley              Director and President - Worksite Solutions Profit Center
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker              President - Structured Settlements/SPIA Profit Center
2727 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson            Chief Information Officer and Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
Stephen A. Appleyard          Executive Vice President
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Robert M. Goldbloom           Senior Vice President
80 Pine Street
New York, NY 10005

William F. Guterding          Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
S. Douglas Israel             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi              Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

William R. Schultz, Jr.       Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
James P. Steele               Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele              Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Michael Welsh                 Senior Vice President
3600 Route 66
Neptune, NJ 07754

Frederic R. Yopps             Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Edward F. Bacon               Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski           Vice President, Treasurer and Controller
3600 Route 66
Neptune, NJ 07754

Michael B. Boesen             Vice President
2727 Allen Parkway
Houston, TX 77019

David R. Brady                Vice President
70 Pine Street
New York, NY 10270

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
Stephen J. Brenneman          Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Robert W. Busby               Vice President
One Woodfield Lake
Schaumburg, IL 60173

Robert W. Chesner             Vice President
2929 Allen Parkway
Houston, TX 77019

Shari Ciapka                  Vice President
3600 Route 66
Neptune, NJ 07754

James Cortiglia               Vice President
3600 Route 66
Neptune, NJ 07754

Donald L. Davis               Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Carolyn DiPalma               Vice President
3600 Route 66
Neptune, NJ 07754

Donna F. Fahey                Vice President
3600 Route 66
Neptune, NJ 07754

Farideh N. Farrokhi           Vice President
2727-A Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
Kevin P. Fitzpatrick          Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette           Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer          Vice President
6363 Forest Park Road
Dallas, TX 75235

Joel H. Hammer                Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Rona B. Hoffman               Vice President
3600 Route 66
Neptune, NJ 07754

Thomas M. Hoffman             Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig                Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Sharla A. Jackson             Vice President
205 E. 10th Avenue
Amarillo, TX 79101

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
W. Jarvis                     Vice President
3600 Route 66
Neptune, NJ 07754

Scott B. Klein                Vice President
3600 Route 66
Neptune, NJ 07754

Gary J. Kleinman              Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel             Vice President
3600 Route 66
Neptune, NJ 07754

Linda K. Lewis                Vice President
6363 Forest Park Road
Dallas, TX 75235

Randy J. Marash               Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin               Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                 Vice President
2777 Allen Parkway
Houston, TX 77019

Gordon S. Massie              Vice President
2929 Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
Richard A. Mercante           Vice President
175 Water Street
New York, NY 10038

Alex N. Moral                 Vice President - Product Design and Development
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson            Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.          Vice President
2929 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen           Vice President
2929 Allen Parkway
Houston, TX 77019

John W. Penko                 Vice President - Group Benefits & Financial Institutions
2727 Allen Parkway            Profit Center
Houston, TX 77019

Dale W. Sachtleben            Vice President
#1 Franklin Square
Springfield, IL 62713

Imad A. Salman                Vice President
3600 Route 66
Neptune, NJ 07754

Kristen E. Sather             Vice President
1 Chase Manhattan Place
New York, NY 10005

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the City of
Business Address              New York
---------------------------   ------------------------------------------------------------
Richard W. Scott              Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                  Vice President
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh               Vice President
3600 Route 66
Neptune, NJ 07754

S. Michael Von Stein          Vice President
1000 E. Woodfield Road
Schaumberg, IL 60173

Susan J. Wilhite              Vice President
One Woodfield Lake
Schaumburg, IL 60173

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Set forth below is an organizational chart for AIG filed with the SEC on March 15, 2004 as Exhibit 21 to the Form 10-K. Footnotes to the organizational chart below are located at the end of Item 26. The current organizational chart for AIG can be found as Exhibit 21 in Form 10-K filed in 2005, SEC file number 001-08787.

                               SUBSIDIARIES OF AIG

                                                                                              % of Voting
                                                                                               Securities
                                                                                                Owned by
                                                                            Jurisdiction of       its
                                                                             Incorporation     Immediate
                                                                            or Organization    Parent(2)
                                                                            ---------------   -----------
American International Group, Inc. (1)...................................         Delaware        (3)
   AIG Aviation, Inc. ...................................................          Georgia       100%
   AIG Bulgaria Insurance and Reinsurance Company EAD ...................         Bulgaria       100%
   AIG Capital Corporation ..............................................         Delaware       100%
      AIG Consumer Finance Group, Inc. ..................................         Delaware       100%
         AIG Bank Polska S.A. ...........................................           Poland     97.23%
         AIG Credit S.A. ................................................           Poland        80%
         Compania Financiera Argentina S.A. .............................        Argentina      92.7%
      AIG Global Asset Management Holdings Corp. ........................         Delaware       100%
         AIG Capital Partners, Inc. .....................................         Delaware       100%
         AIG Global Investment Corp. ....................................       New Jersey       100%
         John McStay Investment Counsel, L.P. ...........................            Texas     82.84%
      International Lease Finance Corporation ...........................       California     64.85%(4)
   AIG Claim Services, Inc. .............................................         Delaware       100%
   A1G Credit Corp. .....................................................         Delaware       100%
      A.I. Credit Corp. .................................................    New Hampshire       100%
      Imperial Premium Finance, Inc. ....................................       California       100%
      Imperial Premium Finance, Inc. ....................................         Delaware       100%
   AIG Equity Sales Corp. ...............................................         New York       100%
   AIG Federal Savings Bank .............................................         Delaware       100%
   AIG Finance Holdings, Inc. ...........................................         New York       100%
      AIG Finance (Hong Kong) Limited ...................................        Hong Kong       100%
   AIG Financial Advisor Services, Inc. .................................         Delaware       100%
      AIG Financial Advisor Services (Europe), S.A. .....................       Luxembourg       100%
   AIG Financial Products Corp. .........................................         Delaware       100%
      AIG Matched Funding Corp. .........................................         Delaware       100%
      BanqueAlG .........................................................           France        90%(5)
   AIG Funding, Inc. ....................................................         Delaware       100%
   AIG Global Real Estate Investment Corp. ..............................         Delaware       100%
   AIG Global Trade & Political Risk Insurance Company ..................       New Jersey       100%
   A.I.G. Golden Insurance Ltd. .........................................           Israel     50.01%
   AIG Life Insurance Company ...........................................         Delaware        79%(6)
   AIG Life Insurance Company of Canada .................................           Canada       100%
   AIG Life Insurance Company of Puerto Rico ............................      Puerto Rico       100%
   AIG Marketing, Inc. ..................................................         Delaware       100%
   AIG Memsa, Inc. ......................................................         Delaware       100%
      Tata AIG General Insurance Company Limited ........................            India        26%
   AIG Private Bank Ltd. ................................................      Switzerland       100%
   AIG Retirement Services, Inc. ........................................         Delaware       100%(7)
      SunAmerica Life Insurance Company .................................          Arizona       100%
         SunAmerica Investments, Inc. ...................................          Georgia        70%(8)
            AIG Advisor Group, Inc. .....................................         Maryland       100%
               Advantage Capital Corporation ............................         New York       100%

                               SUBSIDIARIES OF AIG

                                                                                              % of Voting
                                                                                               Securities
                                                                                                Owned by
                                                                            Jurisdiction of       its
                                                                             Incorporation     Immediate
                                                                            or Organization    Parent(2)
                                                                            ---------------   -----------
               FSC Securities Corporation ...............................         Delaware       100%
               Sentra Securities Corporation ............................       California       100%
               Spelman & Co., Inc. ......................................       California       100%
               SunAmerica Securities, Inc. ..............................         Delaware       100%
            AIG SunAmerica Life Assurance Company .......................          Arizona       100%(9)
            Saamsun Holdings Corp. ......................................         Delaware       100%
               SAM Holdings Corporation .................................       California       100%
                  AIG SunAmerica Asset Management Corp. .................         Delaware       100%
                  AIG SunAmerica Capital Services. Inc. .................         Delaware       100%
               Sun Royal Holdings Corporation ...........................       California       100%
      Royal Alliance Associates, Inc. ...................................         Delaware       100%
   First SunAmerica Life Insurance Company ..............................         New York       100%
AIG Risk Management, Inc. ...............................................         New York       100%
AIG Technologies, Inc. ..................................................    New Hampshire       100%
AIGTI, Inc. .............................................................         Delaware       100%
AIG Trading Group Inc. ..................................................         Delaware       100%
   AIG International, Inc. ..............................................         Delaware       100%
AIU Insurance Company ...................................................         New York        52%(10)
AIU North America, Inc. .................................................         New York       100%
American General Corporation ............................................            Texas       100%
   American General Bancassurance Services, Inc. ........................         Illinois       100%
   AGC Life Insurance Company ...........................................         Missouri       100%
      AIG Assurance Canada ..............................................           Canada       100%(11)
      AIG Life of Bermuda, Ltd. .........................................          Bermuda       100%
      American General Life and Accident Insurance Company ..............        Tennessee       100%
      American General Life Insurance Company ...........................            Texas       100%
         American General Annuity Service Corporation ...................            Texas       100%
         AIG Enterprise Services, LLC ...................................         Delaware       100%
         American General Equity Services Corporation ...................         Delaware       100%
         American General Life Companies, LLC ...........................         Delaware       100%
         The Variable Annuity Life Insurance Company ....................            Texas       100%
            VALIC Retirement Services Company ...........................            Texas       100%
            VALIC Trust Company .........................................            Texas       100%
      American General Property Insurance Company .......................        Tennessee     51.85%(12)
         American General Property Insurance Company of Florida .........          Florida       100%
      AIG Annuity Insurance Company .....................................            Texas       100%
      The United States Life Insurance Company in the City of New York ..         New York       100%
   American General Finance, Inc. .......................................          Indiana       100%
      AGF Investment Corp. ..............................................          Indiana       100%
      American General Auto Finance, Inc. ...............................         Delaware       100%
      American General Finance Corporation ..............................          Indiana       100%
         Crossroads Mortgage, Inc. ......................................        Tennessee       100%
         ENM, Inc. ......................................................        Tennessee       100%
         MorEquity, Inc. ................................................           Nevada       100%

                              SUBSIDIARIES OF AIG

                                                                                              % of Voting
                                                                                               Securities
                                                                                                Owned by
                                                                            Jurisdiction of       Its
                                                                             Incorporation     Immediate
                                                                            or Organization    Parent(2)
                                                                            ---------------   -----------
            Wilmington Finance, Inc. ....................................         Delaware       100%
         Merit Life Insurance Co. .......................................          Indiana       100%
         Yosemite Insurance Company......................................          Indiana       100%
            CommoLoCo, Inc. .............................................      Puerto Rico       100%
         American General Financial Services of Alabama, Inc. ...........          Alabama       100%
         HSA Residential Mortgage Services of Texas, Inc. ...............         Delaware       100%
      American General Investment Management Corporation.................         Delaware       100%
      American General Realty Investment Corporation.....................            Texas       100%
      American General Assurance Company.................................         Illinois       100%
            American General Indemnity Company ..........................         Illinois       100%
            USLIFE Credit Life Insurance Company of Arizona..............          Arizona       100%
         Knickerbocker Corporation.......................................            Texas       100%
American Home Assurance Company..........................................         New York       100%
   AIG Hawaii Insurance Company, Inc. ...................................           Hawaii       100%
      American Pacific Insurance Company, Inc. ..........................           Hawaii       100%
   American International Insurance Company..............................         New York       100%
      American International Insurance Company of California, Inc. ......       California       100%
      American International Insurance Company of New Jersey.............       New Jersey       100%
      Minnesota Insurance Company........................................        Minnesota       100%
      American International Realty Corp. ...............................         Delaware      31.5%(13)
      Pine Street Real Estate Holdings Corp. ............................    New Hampshire     31.47%(13)
      Transatlantic Holdings, Inc. ......................................         Delaware     33.61%(14)
         Transatlantic Reinsurance Company...............................         New York       100%
            Putnam Reinsurance Company...................................         New York       100%
            Trans Re Zurich..............................................      Switzerland       100%
American International Insurance Company of Delaware.....................         Delaware       100%
American International Life Assurance Company of New York................         New York     77.52%(15)
American International Reinsurance Company, Ltd. ........................          Bermuda       100%
   AIG Edison Life Insurance Company.....................................            Japan        90%(16)
   American International Assurance Company, Limited.....................        Hong Kong       100%
      American International Assurance Company (Australia) Limited.......        Australia       100%
   American International Assurance Company (Bermuda) Limited............          Bermuda       100%
      American International Assurance Co. (Vietnam) Limited.............          Vietnam       100%
      Tata AIG Life Insurance Company Limited............................            India        26%
   Nan Shan Life Insurance Company, Ltd. ................................           Taiwan        95%
American International Underwriters Corporation..........................         New York       100%
American International Underwriters Overseas, Ltd. ......................          Bermuda       100%
   AIG Europe (Ireland) Limited..........................................          Ireland       100%
   AIG Europe (U.K.) Limited.............................................          England       100%
   AIG Brasil Companhia de Seguros.......................................           Brazil        50%
   Universal Insurance Co., Ltd. ........................................         Thailand       100%
   La Seguridad de Centroamerica, Compania de Seguros S.A. ..............        Guatemala       100%
   American International Insurance Company of Puerto Rico...............      Puerto Rico       100%
   A.I.G. Colombia Seguros Generales S.A. ...............................         Colombia       100%

                               SUBSIDIARIES OF AIG

                                                                                              % of Voting
                                                                                               Securities
                                                                                                Owned by
                                                                            Jurisdiction of       Its
                                                                             Incorporation     Immediate
                                                                            or Organization    Parent(2)
                                                                            ---------------   -----------
   American International Underwriters GmBH..............................          Germany       100%
   Underwriters Adjustment Company, Inc. ................................           Panama       100%
   American Life Insurance Company.......................................         Delaware       100%
      AIG Life (Bulgaria) Z.D. A.D.......................................         Bulgaria       100%
      ALICO, S.A.........................................................           France       100%
      American Life Insurance Company (Kenya) Limited....................            Kenya     66.67%
      Pharaonic American Life Insurance Company..........................            Egypt     71.63%
   AIG Life Insurance Company (Switzerland) Ltd. ........................      Switzerland       100%
   American Security Life Insurance Company, Ltd. .......................     Lichtenstein       100%
   Birmingham Fire Insurance Company of Pennsylvania.....................     Pennsylvania       100%
   China America Insurance Company, Ltd. ................................         Delaware        50%
   Commerce and Industry Insurance Company...............................         New York       100%
   Commerce and Industry Insurance Company of Canada.....................          Ontario       100%
   Delaware American Life Insurance Company..............................         Delaware       100%
   Hawaii Insurance Consultants, Ltd. ...................................           Hawaii       100%
   HSB Group, Inc. ......................................................         Delaware       100%
      The Hartford Steam Boiler Inspection and Insurance Company.........      Connecticut       100%
         The Allen Insurance Company, Ltd. ..............................          Bermuda       100%
         The Hartford Steam Boiler Inspection and Insurance Company of
            Connecticut..................................................      Connecticut       100%
         HSB Engineering Insurance Limited...............................          England       100%
            The Boiler Inspection and Insurance Company of Canada........           Canada       100%
   The Insurance Company of the State of Pennsylvania....................     Pennsylvania       100%
   Landmark Insurance Company............................................       California       100%
   Mt. Mansfield Company, Inc. ..........................................          Vermont       100%
National Union Fire Insurance Company of Pittsburgh, Pa..................     Pennsylvania       100%
   American International Specialty Lines Insurance Company..............           Alaska        70%(17)
   Lexington Insurance Company...........................................         Delaware        70%(17)
      GE Property & Casualty Insurance Company...........................     Pennsylvania       100%
         GE Casualty Insurance Company...................................     Pennsylvania       100%
            GE Indemnity Insurance Company...............................     Pennsylvania       100%
         GE Auto & Home Assurance Company................................     Pennsylvania       100%
         Bayside Casualty Insurance Company..............................       New Jersey       100%
      JI Accident & Fire Insurance Co. Ltd. .............................            Japan        50%
   National Union Fire Insurance Company of Louisiana....................        Louisiana       100%
   National Union Fire Insurance Company of Vermont......................          Vermont       100%
   21st Century Insurance Group..........................................       California     33.03%(18)
      21st Century Insurance Company.....................................       California       100%
      21st Century Casualty Company......................................       California       100%
      21st Century Insurance Company of Arizona..........................          Arizona       100%
   Starr Excess Liability Insurance Company, Ltd. .......................         Delaware       100%
      Starr Excess Liability Insurance International Ltd. ...............          Ireland       100%
NHIG Holding Corp. ......................................................         Delaware       100%
   Audubon Insurance Company.............................................        Louisiana       100%
      Audubon Indemnity Company..........................................      Mississippi       100%

                               SUBSIDIARIES OF AIG

                                                                                              % of Voting
                                                                                               Securities
                                                                                                Owned by
                                                                            Jurisdiction of       its
                                                                             Incorporation     Immediate
                                                                            or Organization    Parent(2)
                                                                            ---------------   -----------
         Agency Management Corporation ..................................         Louisiana      100%
            The Gulf Agency, Inc. .......................................           Alabama      100%
      New Hampshire Insurance Company ...................................      Pennsylvania      100%
         AIG Europe, S.A. ...............................................            France      (19)
         AI Network Corporation .........................................          Delaware      100%
         American International Pacific Insurance Company ...............          Colorado      100%
         American International South Insurance Company .................      Pennsylvania      100%
         Granite State Insurance Company ................................      Pennsylvania      100%
         New Hampshire Indemnity Company, Inc. ..........................      Pennsylvania      100%
         AIG National Insurance Company, Inc. ...........................          New York      100%
         Illinois National Insurance Co. ................................          Illinois      100%
         New Hampshire Insurance Services, Inc. .........................     New Hampshire      100%
      AIG Star Life Insurance Co., Ltd. .................................             Japan      100%
Pharaonic Insurance Company, S.A.E. .....................................             Egypt    89.98%
The Philippine American Life and General Insurance Company ..............       Philippines    99.78%
      Pacific Union Assurance Company ...................................        California      100%
      Philam Equitable Life Assurance Company, Inc. .....................       Philippines    95.31%
      The Philippine American General Insurance Company, Inc. ...........       Philippines      100%
         Philam Insurance Company, Inc. .................................       Philippines      100%
Risk Specialist Companies, Inc. .........................................          Delaware      100%
United Guaranty Corporation .............................................    North Carolina    36.3l%(20)
      United Guaranty Insurance Company .................................    North Carolina      100%
      United Guaranty Mortgage Insurance Company ........................    North Carolina      100%
      United Guaranty Mortgage Insurance Company of North Carolina ......    North Carolina      100%
      United Guaranty Partners Insurance Company ........................           Vermont       80%
      United Guaranty Residential Insurance Company of North Carolina ...    North Carolina      100%
      United Guaranty Residential Insurance Company .....................    North Carolina    75.03%(21)
         United Guaranty Commercial Insurance Company of North Carolina .    North Carolina      100%
         United Guaranty Mortgage Indemnity Company .....................    North Carolina      100%
         United Guaranty Credit Insurance Company .......................    North Carolina      100%
      United Guaranty Services, Inc. ....................................    North Carolina      100%

----------
(1) All subsidiaries listed are consolidated in the financial statements of AIG filed in its Form 10-K in 2004, SEC file number 001-08787. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

(2)  Percentages include directors' qualifing shares.

(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.

(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

(5)  Also owned 10 percent by AIG Matched Funding Corp.

(6)  Also owned 21 percent by Commerce and Industry Insurance Company.

(7)  Formerly known as AIG SunAmerica Inc.

(8)  Also owned 30 percent by AIG Retirement Services. Inc.

(9)  Formerly known as Anchor National Life Insurance Company.

(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.

(11) Indirect wholly-owned subsidiary.

(12) Also owned 48.15 percent by American General Life andAccident Insurance Company.

(13) Also owned by 11 other AIG subsidiaries.

(14) Also owned 26.06 percent by AIG.

(15) Also owned 22.48 percent by American Home Assurance Company.

(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.

(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.

(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.

(19) 100 percent to be held with other AIG companies.

(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.

(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of The United States Life Insurance Company in the City of New York (Depositor).

Item 27. Number of Contract Owners

As of April 1, 2005, there were zero owners of Contracts of the class covered by this registration statement, zero qualified Contracts and zero non-qualified Contracts.

Item 28. Indemnification

The United States Life Insurance Company in the City of New York's Bylaws provide in Article X for indemnification of directors, officers and employees of the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for The United States Life Insurance Company in the City of New York Separate Account USL VL-R, which offers interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of The United States Life Insurance Company in the City of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   --------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller        President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   --------------------------------------------
Deanna D. Osmonson       Vice President, Chief Compliance Officer and
2727 Allen Parkway       Anti-Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                    Net Underwriting
Name of Principal     Discounts and     Compensation    Brokerage
   Underwriter         Commissions     on Redemption   Commissions   Compensation
-----------------   ----------------   -------------   -----------   ------------
American General            0                0              0              0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 830 Third Avenue, New York, New York 10022, The United States Life Insurance Company in the City of New York's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713 or the Houston office located at 2727-A Allen Parkway, Houston, Texas 77019-2191.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

The United States Life Insurance Company in the City of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by The United States Life Insurance Company in the City of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The United States Life Insurance Company in the City of New York Separate Account USL VA-R, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2005.

                                        THE UNITED STATES LIFE INSURANCE
                                        COMPANY IN THE CITY OF NEW YORK
                                        SEPARATE ACCOUNT USL VA-R
                                        (Registrant)

                                    BY: THE UNITED STATES LIFE INSURANCE
                                        COMPANY IN THE CITY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT

[SEAL]


ATTEST: LAUREN W. JONES
        -------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                               Title                     Date
---------                               -----                     ----


RODNEY O. MARTIN, JR.                   Director and Chairman     April 29, 2005
-------------------------------------
RODNEY O. MARTIN, JR.


DAVID J. DIETZ                          Director, President and   April 29, 2005
-------------------------------------   Chief Executive Officer
DAVID J. DIETZ


CHRISTOPHER J. SWIFT                    Director and Chief        April 29, 2005
-------------------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF                     Director                  April 29, 2005
-------------------------------------
M. BERNARD AIDINOFF


MARION E. FAJEN                         Director                  April 29, 2005
-------------------------------------
MARION E. FAJEN


PATRICK J. FOLEY                        Director                  April 29, 2005
-------------------------------------
PATRICK J. FOLEY


CECIL C. GAMWELL III                    Director                  April 29, 2005
-------------------------------------
CECIL C. GAMWELL III


STEPHEN A. GOLD                         Director                  April 29, 2005
-------------------------------------
STEPHEN A. GOLD

Signature                               Title                     Date
---------                               -----                     ----


JACK R. HARNES                          Director                  April 29, 2005
-------------------------------------
JACK R. HARNES


DAVID L. HERZOG                         Director                  April 29, 2005
-------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL                          Director                  April 29, 2005
-------------------------------------
JOHN I. HOWELL


DONALD P. KANAK, JR.                    Director                  April 29, 2005
-------------------------------------
DONALD P. KANAK, JR.


ERNEST T. PATRIKIS                      Director                  April 29, 2005
-------------------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                         Director                  April 29, 2005
-------------------------------------
GARY D. REDDICK


MARTIN J. SULLIVAN                      Director                  April 29, 2005
-------------------------------------
MARTIN J. SULLIVAN


JAMES W. WEAKLEY                        Director                  April 29, 2005
-------------------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 24. Exhibits

4(a) Specimen Form of Single Premium Immediate Variable Annuity Contract, Form No. 03017N.

5(b) Form of Single Premium Immediate Variable Annuity Application Supplement for Variable Contracts, Form No. AGLC100819-33 Rev0904.

5(c) Form of Service Request for Single Premium Immediate Variable Annuity, Form No. AGLC101316.

5(d) Form of Withdrawal Form for Single Premium Immediate Variable Annuity, Form No. AGLC101318.

5(e) Form of Customer Service Form for Single Premium Immediate Variable Annuity, Form No. AGLC101320.

8(u)(ii) Form of Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York.

(10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1